UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6872
(Registrant's telephone number, including area code)

Date of fiscal year end:  September 30, 2018

Date of reporting period:  March 31, 2018

Item 1. Reports to Stockholders.

Semi-Annual Report March 31, 2018	SHENKMAN FLOATING RATE HIGH INCOME FUND

SHENKMAN SHORT DURATION HIGH INCOME FUND

Each a series of Advisors Series Trust (the “Trust”)

	SHENKMAN		Institutional
	FLOATING RATE	Class F	Class
	HIGH INCOME FUND	(SFHFX)	(SFHIX)

	SHENKMAN				Institutional
	SHORT DURATION	Class A	Class C	Class F	Class
	HIGH INCOME FUND	(SCFAX)	(SCFCX)	(SCFFX)	(SCFIX)

c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701 1-855-SHENKMAN (1-855-743-6562)

SHENKMAN FLOATING RATE HIGH INCOME FUND

SHAREHOLDER LETTER
March 31, 2018 (Unaudited)

Dear Shareholder,

Despite the heightened volatility experienced in other markets, the past six months have been a relatively stable period for the loan market, continuing on the market rally that began back in March 2016. In fact, the S&P/LSTA Leveraged Loan Index (the “Leveraged Loan Index”) has posted a positive return for all but two months from March 2016 through March 2018, and those two months were only marginally negative with a return of -0.04% in each of June and August 2017. For the six-month fiscal period ended March 31, 2018 (the “Period”), the Leveraged Loan Index returned +2.58%. The S&P/LSTA B- & Above Leveraged Loan Index (the “B- & Above Index”) returned +2.40% for the Period.

Fund Performance

The Shenkman Floating Rate High Income Fund (the “Fund”) seeks to generate high current income through active selection of investments in the leveraged loan universe. The Fund’s Institutional Class shares (SFHIX) had a net return of +2.14% for the Period. The Fund’s F Class shares had a net return of +2.11% for the Period.

The Fund’s inclusion of CCC-rated loans positively contributed to the Fund’s performance relative to the B- & Above Index, which does not include CCCs. Shenkman looks to invest in loans that may be mis-rated and therefore, we believe, offer superior risk-adjusted returns. Versus the overall loan market, however, the Fund remains conservatively positioned, as the Fund’s weighting of CCC and below rated loans averaged 3.6% during the Period, well below the Leveraged Loan Index’s average weight of 6.3%.

From a sector standpoint, the Fund’s positive selection in Retailers (except Food & Drug) positively contributed to performance relative to the B- & Above Index. There was a large dispersion among retail names, as some issuers were up over 10% for the Period, while others were down more than 5%. The Fund also had superior selection in Oil & Gas versus the B- & Above Index, positively contributing to relative performance. Conversely, the Fund’s negative selection in Nonferrous Metals/Minerals and Business Equipment & Services detracted from returns.

As of March 31, 2018, the Fund’s three largest industry exposures included Business Equipment & Services, Electronics/Electrical, and Leisure Goods/Activities/Movies, collectively totaling just over 23%. The Fund’s average price was $98.59, slightly higher than its average price of $98.40 as of September 30, 2017, the Fund’s fiscal year end. At the end of the Period, the Fund had a discount margin of 362bps. The Fund remains well-diversified, with investments in 288 issuers across 33 industries. For liquidity purposes, the Fund targets an allocation of approximately 15% of assets in cash and shorter duration bonds. As of March 31, 2018, 84.1% of

SHENKMAN FLOATING RATE HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2018 (Unaudited)

the Fund’s assets were invested in bank loans, 10.5% in high yield bonds (with an average duration-to-worst of 2.21 years), and 4.8% in cash. Given the move in the U.S. Treasury curve, most fixed rate instruments posted negative returns, including the Fund’s high yield bonds, which returned -0.78% during the Period, despite having an average duration-to-worst 1.88 years shorter than that of the ICE BofAML High Yield Index (H0A0). The Fund’s return underperformed the B- and Above Index during the Period, and thus the Fund’s allocation to high yield bonds detracted from the overall performance of the Fund.

Market Commentary

Performance over the Period was consistent with a traditional risk rally, both within the Fund and the broader loan market. CCC-rated loans were by far the best performing rating category within the Leveraged Loan Index with a six-month return of +5.67%. Bs and BBs still fared well, up +2.60% and +2.28%, respectively. By industry, Conglomerates and Forest Products were the best performers with returns of +4.16% and +3.69%, respectively. A further indication of the bull market has been that, within the Leveraged Loan Index, only one industry did not post positive returns during the last six months (Cosmetics – Toiletries, which returned -0.63% during the Period).

As measured by the Leveraged Loan Index, loans were trading at an average price of $98.42 as of March 31, 2018, up approximately one half of a percentage point from $97.98 at September 30, 2017. Riskier loans were comparatively well bid, as the average price of the B- & Above Index rose only 38bps during the Period.

Default volume picked up during the Period, as $17.9 billion (bn) of loans across 16 issuers defaulted, according to J.P. Morgan figures. One issuer, iHeartMedia, represented $6.6bn of the defaulted amount, however. As a result, the JP Morgan U.S. Loan twelve month trailing par-weighted default rate as of March 31, 2018 reached 2.57%, significantly higher than the 1.37% default rate as of September 30, 2017, but still well below the 20-year historical average of 3.24%

With the loan market’s strong performance, the primary market unsurprisingly remained robust. A total of $227.7bn of new institutional loans came to market during the Period. However, net growth in the loan market remained subdued, as $136.4bn of loans were repaid during the Period. The total outstanding par amount of the Leveraged Loan Index grew only $47.0bn during the Period, from $946.6 as of September 30, 2017 to $993.6bn at March 31, 2018.

In terms of demand, loan mutual funds saw $1.0bn of net outflows during the Period, although net flows were positive in each of the last three months. Similar to new loan issuance, new formations of collateralized loan

SHENKMAN FLOATING RATE HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2018 (Unaudited)

obligations (“CLOs”) were also strong as $67.7bn came to market. CLOs remain the largest buyers of new issue loans. Over 60% of all new issue institutional loans are sold to a CLO, according to S&P LCD data.

Outlook

We remain constructive on the loan market overall. However, we believe credit selection will drive performance over the course of 2018. Leveraged loans may be in a position to outperform other fixed income asset classes as interest rate concerns and equity volatility come to the forefront of investors’ minds. As volatility increases, there should be an increased dispersion between better quality and riskier credits. Therefore, we remain cautious as we continue to review the relative value of our positions. Our core philosophy remains the preservation of capital, and credit selection is critical to achieve that goal. Given the current market environment, we are seeking to move up in quality, although this may result in the Fund foregoing some spread relative to the Leveraged Loan Index in the near-term. However, we believe this will position us to outperform as volatility increases. We continue to strive to deliver market returns throughout the credit cycle, while mitigating risk.

Thank you again for your continued support and trust in our strategy.  We look forward to growing with you.

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. There can be no assurance that the Fund will achieve its stated objective. In addition to the normal risks associated with investing, bonds and bank loans, and the funds that invest in them are subject to interest rate risk and can be expected to decline in value as interest rates rise. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund invests in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management, and the risk that a position could not be closed when most advantageous. Leverage may cause the effect of an increase or decrease in the value of the portfolio securities to be magnified and the fund to be more volatile than if leverage was not used.

Investments in CLOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest payments and that the quality of the collateral may decline in value or default.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2018 (Unaudited)

Diversification does not assure a profit, nor does it protect against a loss in a declining market.

LIBOR, the London Interbank Offer Rate, is the global reference rate for unsecured short-term borrowing in the interbank market.  It acts as a benchmark for short-term interest rates.

The S&P/LSTA Leveraged Loan Index is a daily total return index that tracks the current outstanding balance and spread over LIBOR for fully funded term loans. The facilities included in the S&P/LSTA Leveraged Loan Index represent a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers.

The S&P/LSTA B- & Above Leveraged Loan Index consists of all securities in the S&P/LSTA Leveraged Loan Index that have a B- and above S&P rating.

The ICE BofAML U.S. High Yield Index (H0A0) has an inception date of August 31, 1986 and tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market.

Shenkman Capital believes that any indices discussed herein are broad market indices and may be indicative of the type of securities that the Fund may purchase, but may contain different securities than those held in the Fund. These indices are unmanaged, not available for direct investment and do not reflect deductions for fees or expenses.

Source of the ICE BofAML U.S. High Yield Index (H0A0) is ICE Data Indices, LLC (“ICE Data Indices”), used with permission. ICE Data Indices PERMITS USE OF THE ICE BofAML INDICES AND RELATED DATA ON AN “AS IS” BASIS, MAKES NO WARRANTIES REGARDING SAME, DOES NOT GUARANTEE THE SUITABILITY, QUALITY, ACCURACY, TIMELINESS, AND/OR COMPLETENESS OF THE ICE BofAML INDICES OR ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM, ASSUMES NO LIABILITY IN CONNECTION WITH THE USE OF THE FOREGOING, AND DOES NOT SPONSOR, ENDORSE, OR RECOMMEND SHENKMAN CAPITAL MANAGEMENT, INC., OR ANY OF ITS PRODUCTS OR SERVICES.

Basis points (bps) are equivalent to one-one hundredths of a percentage point.

Duration is a measure of the sensitivity of the price (the value of principal) of a fixed-income investment to a change in interest rates. Duration is expressed as a number of years.

Duration-to-worst is the duration of a bond computed using either the final maturity date, or a call date within the bond’s call schedule, whichever would result in the lowest yield to the investor.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2018 (Unaudited)

Yield is defined as the income return on an investment. This refers to the interest or dividends received from a security and is usually expressed annually as a percentage based on the investment’s cost, its current market value or its face value.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please refer to the Schedule of Investments for a complete list of fund holdings.

Portfolio statistics, fund holdings and sector allocations for the Fund included in this Shareholder Letter are based upon Shenkman Capital’s internal records and valuation, have not been audited, and may differ from the records of the Fund administrator.  Accordingly, information in this Shareholder Letter may differ from other information in this Semi-Annual Report.  Exposure classifications (each a “Classification”) were determined by Shenkman Capital by assigning to each asset in the portfolio a Classification as Shenkman Capital deemed appropriate. The assignment of any Classification may have changed over time and is subject to change in the future at the sole discretion of Shenkman Capital. This analysis has been compiled with the benefit of hindsight and is presented based on information at the time of determination.  Shenkman Capital has no obligation to provide notice of any change to any Classification.

Any attribution analysis presented herein was compiled using FactSet® and attempts to explain the variance in performance between the portfolio and the applicable index.  For purposes of performing attribution analysis only, all performance information for the Fund is calculated by Shenkman Capital based on its internal pricing and is gross of fees and expenses.  Except as described in the preceding sentence, Fund performance in this Shareholder Letter is based on the Fund administrator’s books and records.

Par amount refers to the amount at which a security is issued or can be redeemed.

Must be preceded or accompanied by a prospectus.

The credit rating is a financial indicator to potential investors of debt securities such as bonds. These are assigned by credit rating agencies such as Moody’s and Standard & Poor’s to have letter designations (such as AAA, B, CC) which represent the quality of a bond. Moody’s assigns bond credit ratings of Aaa, Aa, A, Baa, Ba, B, Caa, Ca, C, with WR and NR as withdrawn and not rated.  Standard & Poor’s assigns bond credit ratings of AAA, AA, A, BBB, BB, B, CCC, CC, C, D.

These materials contain information obtained from third parties, including ratings from credit ratings agencies such as Standard & Poor’s.  Reproduction and distribution of third party content in any form is prohibited except with the prior written permission of the related third party.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2018 (Unaudited)

Third-party information contained in this presentation was obtained from sources that Shenkman Capital Management, Inc. (“Shenkman Capital”) considers to be reliable; however, no representation is made as to, and no responsibility, warranty or liability is accepted for, the accuracy, completeness, timeliness or availability of such information, including ratings.  Neither Shenkman Capital nor any third party content provider is responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such content.  NEITHER SHENKMAN CAPITAL NOR ANY THIRD PARTY CONTENT PROVIDERS GIVE ANY EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE.  NEITHER SHENKMAN CAPITAL NOR ANY THIRD PARTY CONTENT PROVIDERS SHALL BE LIABLE FOR ANY DIRECT, INDIRECT, INCIDENTAL, EXEMPLARY, COMPENSATORY, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES, COSTS, EXPENSES, LEGAL FEES, OR LOSSES (INCLUDING LOST INCOME OR PROFITS AND OPPORTUNITY COSTS OR LOSSES CAUSED BY NEGLIGENCE) IN CONNECTION WITH ANY USE OF SUCH THIRD PARTY CONTENT, INCLUDING RATINGS.  Credit ratings are statements of opinions and are not statements of fact or recommendations to purchase, hold or sell securities.  They do not address the suitability of securities or the suitability of securities for investment purposes, and should not be relied on as investment advice.

The Shenkman Floating Rate High Income Fund is distributed by Quasar Distributors, LLC.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER
March 31, 2018 (Unaudited)

Dear Shareholder,

During the six-month fiscal period from September 30, 2017 through March 31, 2018 (the “Period”), the Shenkman Short Duration High Income Fund (the “Fund”) continued to seek a high level of current income by focusing on investments within the non-investment grade universe believed to be high quality yet short duration.  The Fund’s Institutional Class (SCFIX) returned +0.66% for the Period, and ended the Period with a duration-to-worst of 1.33 years and average final maturity of 3.65 years.  The Fund’s Class A shares returned +0.41% (without sales load) and -2.59% (with maximum sales load imposed on purchases of 3.00%), and the Class F shares returned +0.62%.  Additionally, the Class C shares returned +0.03% (without sales load) and -0.96% (with maximum deferred sales load of 1.00%).  The Fund’s benchmark, the ICE BofAML 0-2 Year Duration BB-B U.S. HY Constrained Index (H42C), returned +0.88% for the Period, while the ICE BofAML 0-3 Year U.S. Treasury Index (G1QA) returned -0.08%.

The Fund’s sector positioning is largely a function of its focus on bottom-up, individual security selection and fundamental analysis as opposed to top-down, industry driven allocations.  That said, Healthcare remained the Fund’s largest exposure at 14% of the portfolio, while Media – Cable occupied the second largest holding at 8.6%.  Security selection within Healthcare was the largest positive contributor to relative performance in the Period while an underweighting in Metals/Mining also helped.  Conversely, an underweighting in Oil & Gas, the best performing industry in the H42C during the Period, was the largest detractor to performance, driven by a sharp rally in crude prices.  The Fund’s exposure to bank loans was a positive contributor to performance as bank loan returns outpaced short duration for the Period.  Increases in the federal funds rate pushed LIBOR yields higher, while significant collateralized loan obligation (“CLO”) formation and inflows into loan mutual funds also drove solid performance in the loan market.  During the Period, the Fund’s bank loan weighting increased from 9.1% to 11.6%.  As of March 31, 2018, the Fund’s average price was $102.25, with a current yield of 6.02%, yield-to-maturity of 5.17% and a yield-to-worst of 4.39%.  The portfolio was fully invested with approximately 2% cash.  As diversification remains a key factor in helping to mitigate risk, the portfolio was well-diversified, with investments in 194 issuers across 36 industries as of March 31, 2018.

Market Commentary

High yield edged higher in the fourth quarter of 2017 as rising interest rate concerns and mutual fund outflows were overshadowed by equity markets surging to record levels, a robust third quarter earnings season, crude oil surpassing $60 per barrel for the first time in 2½ years, and President Trump signing the Republican tax cut bill into law.  The ICE BofAML U.S. High Yield

SHENKMAN SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2018 (Unaudited)

Index (H0A0) produced a +0.41% return in the final quarter of the year.  Triple-C rated bonds within the H0A0 posted the largest increase at +0.73% for the period, while single-B’s and double-B’s produced comparable returns of +0.37% and +0.35%, respectively.  The higher-quality short duration segment of the high yield market posted a slightly higher return for the fourth quarter and also outperformed shorter-dated U.S. Treasuries which generated a modest loss.  The H42C returned +0.45%, while the G1QA decreased -0.10%.  The H0A0’s average price declined by $1.20 to $100.59, leaving the year-end yield and spread at 5.84% and +373bps, respectively, essentially unchanged on a spread basis versus the end of September.  Only $6.58 billion of bonds defaulted in the final quarter of the year.  The JP Morgan U.S. High Yield twelve month trailing par-weighted default rate lingered in the low 1% range for the fourth quarter of 2017, versus 3.57% at January 1, 2017 and stood at 1.27% at the December 31, 2017.  Not surprisingly, Energy accounted for 23% of the number of high yield defaults throughout 2017, with most of those bankruptcies occurring early in 2017 before commodity prices began their ascent.  Quarterly new issuance was the lowest of 2017 at $72.5 billion, with the new issue market essentially shutting down in the final two weeks of December.  Refinancing was the stated use of proceeds for 66.7% of the supply and 92.4% of new issues were rated single-B or higher.  Meanwhile, high yield mutual funds saw an outflow of $9.5 billion, its fifth consecutive quarterly outflow.  Lastly, 95 high yield companies received rating upgrades versus 73 that received downgrades.

Following a robust opening to 2018, which was driven by strengthening U.S. and global economies, a solid start to the corporate earnings season, climbing crude oil prices, and rising equity markets, high yield faced headwinds as the quarter progressed due to the threat of an escalating trade war with China, mounting equity market volatility, sizable mutual fund outflows, and  further shuffling of senior leadership in the Trump administration.  The H0A0 dropped by -0.91% in the first calendar quarter of 2018, its first quarterly loss since falling oil prices adversely impacted the final quarter of 2015.  With U.S. Treasury yields rising amid increasing inflationary nervousness and Fed Chairman Powell’s perceived hawkish commentary, double-B’s were the worst performing rating category with a loss of -1.65%.  Single-B’s fared better with a smaller loss of -0.46%, while triple-C rated bonds returned +0.36%.  For the quarter, H0A0 prices declined $2.12 to $98.47, leaving the yield-to-worst and spread-to-worst as of March 31, 2018 at 6.35% and +382bps, respectively.  Although bonds experienced $17.4 billion of defaults in the first quarter, the sixth highest dollar total in history, approximately 64% came from iHeart Communications and Claire’s Stores.  Both companies were pre-crisis leveraged buyouts (LBO’s) with very high leverage levels, whose bonds were trading at deep discounts and whose demises were widely anticipated by the market.  The JP Morgan U.S. High Yield twelve month trailing par-weighted default rate stood at 2.21% at

SHENKMAN SHORT DURATION HIGH INCOME FUND

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March 31, 2018 (Unaudited)

March 31, 2018, up from 1.27% at December 31, 2017 but below the long-term historical average and down significantly from the 3.57% at the beginning of 2017.  The higher-quality short duration segment of high yield proved more defensive and bucked the wider market trend, posting a modest gain for the quarter while broader high yield posted a decline.  The H42C returned +0.43%, while the G1QA returned +0.02%.  The primary market continued to track below historical levels and comprise higher-quality issuers as markets dealt with sporadic stretches of equity volatility and rate fluctuations.  Refinancing accounted for 74% of issue volume, while ratings quality was healthy as 88.5% was single-B or higher.  Meanwhile, investors pulled $19.3 billion out of high yield mutual funds, with net redemptions occurring in all three months of the quarter.

Market Outlook

Although trade war rhetoric has accelerated in recent weeks, both the U.S. and China have a lot to lose and the battle in the press may prove to be more brinkmanship in nature as real negotiations progress behind closed doors.  The persistent trade  tension headlines and volatile political landscape in Washington are, we believe, more of a technical factor weighing on market sentiment and are events that are temporarily obscuring constructive fundamentals.  The  U.S. and global economic backdrops appear to have solid underlying momentum, while personal income and consumer sentiment are robust, both of which should augur well for the credit cycle.  Additionally, first quarter earnings are anticipated to be healthy as recently-enacted tax reform legislation starts to benefit corporate profitability.  Moreover, companies have proactively used their access to both the debt and equity capital markets in recent years to term out debt maturities and improve  liquidity, both of which are an important driver of the low default backdrop.  As debt investors, we maintain a skeptical approach and seek to identify the pitfalls and risks to the market.  The short duration segment should continue to hold up well and be a dampener of volatility due to its stable and predictable income stream, especially as interest rates are demonstrating an upward bias.

Thank you again for your continued support and trust in our strategy. We look forward to growing with you.

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. There can be no assurance that the Fund will achieve its stated objective. In addition to the normal risks associated with investing, bonds and bank

SHENKMAN SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2018 (Unaudited)

loans, and the funds that invest in them are subject to interest rate risk and can be expected to decline in value as interest rates rise. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund invests in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management, and the risk that a position could not be closed when most advantageous. Leverage may cause the effect of an increase or decrease in the value of the portfolio securities to be magnified and the fund to be more volatile than if leverage was not used.

Diversification does not assure a profit, nor does it protect against a loss in a declining market.

LIBOR, the London Interbank Offer Rate, is the global reference rate for unsecured short-term borrowing in the interbank market.  It acts as a benchmark for short-term interest rates.

The ICE BofAML U.S. High Yield Index (H0A0) has an inception date of August 31, 1986 and tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market.

The ICE BofAML 0-2 Year Duration BB-B U.S. HY Constrained Index (H42C) consists of all securities in the ICE BofAML BB-B U.S. High Yield Index (HUC4) that have a duration-to-worst of 2 years or less. The ICE BofAML U.S. High Yield, BB-B Rated, Constrained Index (HUC4) has an inception date of December 31, 1996, and is a subset of the ICE BofAML U.S. High Yield Index (H0A0) that consists of all securities rated BB1 through B3, based on an average of Moody’s, S&P and Fitch, but caps issuer exposure at 2%.

The ICE BofAML 0-3 Year US Treasury Index (G1QA) has an inception date of December 31, 1992 and tracks the performance of US dollar denominated sovereign debt publicly issued by the US government in its domestic market with maturities less than three years.

Shenkman Capital believes that any indices discussed herein are broad market indices and may be indicative of the type of securities that the Fund may purchase, but may contain different securities than those held in the Fund. These indices are unmanaged, not available for direct investment and do not reflect deductions for fees or expenses.

Source of the above-listed indices is ICE Data Indices, LLC (“ICE Data Indices”), used with permission. ICE Data Indices PERMITS USE OF THE ICE BofAML INDICES AND RELATED DATA ON AN “AS IS” BASIS, MAKES NO WARRANTIES REGARDING SAME, DOES NOT GUARANTEE THE

SHENKMAN SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2018 (Unaudited)

SUITABILITY, QUALITY, ACCURACY, TIMELINESS, AND/OR COMPLETENESS OF THE ICE BofAML INDICES OR ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM, ASSUMES NO LIABILITY IN CONNECTION WITH THE USE OF THE FOREGOING, AND DOES NOT SPONSOR, ENDORSE, OR RECOMMEND SHENKMAN CAPITAL MANAGEMENT, INC., OR ANY OF ITS PRODUCTS OR SERVICES.

Basis points (bps) are equivalent to one-one hundredths of a percentage point.

Duration is a measure of the sensitivity of the price (the value of principal) of a fixed-income investment to a change in interest rates. Duration is expressed as a number of years.

Duration-to-worst is the duration of a bond computed using either the final maturity date, or a call date within the bond’s call schedule, whichever would result in the lowest yield to the investor.

Yield is defined as the income return on an investment. This refers to the interest or dividends received from a security and is usually expressed annually as a percentage based on the investment’s cost, its current market value or its face value.

Yield-to-worst is the lowest potential yield that can be received on a bond without the issuer actually defaulting.

Yield-to-Maturity is the rate of return anticipated on a bond if held until the end of its lifetime. YTM is considered a long-term bond yield expressed as an annual rate. The YTM calculation takes into account the bond’s current market price, par value, coupon interest rate and time to maturity. It is also assumed that all coupon payments are reinvested at the same rate as the bond’s current yield. YTM is a complex but accurate calculation of a bond’s return that helps investors compare bonds with different maturities and coupons.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of fund holdings.

Must be preceded or accompanied by a prospectus.

The credit rating is a financial indicator to potential investors of debt securities such as bonds. These are assigned by credit rating agencies such as Moody’s and Standard & Poor’s to have letter designations (such as AAA, B, CC) which represent the quality of a bond. Moody’s assigns bond credit ratings of Aaa, Aa, A, Baa, Ba, B, Caa, Ca, C, with WR and NR as withdrawn and not rated.  Standard & Poor’s assigns bond credit ratings of AAA, AA, A, BBB, BB, B, CCC, CC, C, D.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2018 (Unaudited)

These materials contain information obtained from third parties, including ratings from credit ratings agencies such as Standard & Poor’s.  Reproduction and distribution of third party content in any form is prohibited except with the prior written permission of the related third party.  Third party content providers do not guarantee the accuracy, completeness, timeliness or availability of any information, including ratings, and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such content.  THIRD PARTY CONTENT PROVIDERS GIVE NO EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE.  THIRD PARTY CONTENT PROVIDERS SHALL NOT BE LIABLE FOR ANY DIRECT, INDIRECT, INCIDENTAL, EXEMPLARY, COMPENSATORY, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES, COSTS, EXPENSES, LEGAL FEES, OR LOSSES (INCLUDING LOST INCOME OR PROFITS AND OPPORTUNITY COSTS OR LOSSES CAUSED BY NEGLIGENCE) IN CONNECTION WITH ANY USE OF THEIR CONTENT, INCLUDING RATINGS.  Credit ratings are statements of opinions and are not statements of fact or recommendations to purchase, hold or sell securities.  They do not address the suitability of securities or the suitability of securities for investment purposes, and should not be relied on as investment advice.

The Shenkman Short Duration High Income Fund is distributed by Quasar Distributors, LLC.

SHENKMAN FUNDS

EXPENSE EXAMPLE
March 31, 2018 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs including sales charges (loads), if applicable; redemption fees, if applicable; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from October 1, 2017 to March 31, 2018.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the

SHENKMAN FUNDS

EXPENSE EXAMPLE – Continued
March 31, 2018 (Unaudited)

relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
Shenkman Floating Rate High Income Fund
Actual
Class F	$1,000.00	$1,021.10	$3.17
Institutional Class	$1,000.00	$1,021.40	$2.72

Hypothetical (5% return
before expenses)
Class F	$1,000.00	$1,021.79	$3.18
Institutional Class	$1,000.00	$1,022.24	$2.72

(1)
Shenkman Floating Rate High Income Fund – Class F and Institutional Class expenses are equal to the Fund shares’ annualized expense ratio of 0.63% and 0.54%, respectively, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the six-month period of operation). The Fund’s ending account values in the table are based on its six-month total return of 2.11% for Class F and 2.14% for the Institutional Class as of March 31, 2018.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(2)
Shenkman Short Duration High Income Fund
Actual
Class A	$1,000.00	$1,004.10	$4.90
Class C	$1,000.00	$1,000.30	$8.48
Class F	$1,000.00	$1,006.20	$3.70
Institutional Class	$1,000.00	$1,006.60	$3.25

Hypothetical (5% return
before expenses)
Class A	$1,000.00	$1,020.04	$4.94
Class C	$1,000.00	$1,016.45	$8.55
Class F	$1,000.00	$1,021.24	$3.73
Institutional Class	$1,000.00	$1,021.69	$3.28

(2)
Shenkman Short Duration High Income Fund Class A, Class C, Class F, and Institutional Class expenses are equal to the Fund shares’ annualized expense ratio of 0.98%, 1.70%, 0.74% and 0.65%, respectively, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the six-month period of operation). The Fund’s ending account values in the table are based on its six-month total return of 0.41% for Class A, 0.03% for Class C, 0.62% for Class F, and 0.66% for the Institutional Class as of March 31, 2018.

SHENKMAN FLOATING RATE HIGH INCOME FUND

PORTFOLIO ALLOCATION
March 31, 2018 (Unaudited)

TOP TEN HOLDINGS	% Net Assets
CenturyLink, Inc., 4.627%
(1 Month LIBOR USD + 2.75%), 01/31/2025	1.05%
Brickman Group Ltd., LLC, 4.846%
(1 Month LIBOR USD + 3.00%), 12/18/2020	0.90%
IMG Worldwide, Inc., 5.13%
(1 Month LIBOR USD + 3.25%), 05/06/2021	0.89%
DISH DBS Corp., 5.875%, 07/15/2022	0.76%
Amaya B.V., 5.802%
(3 Month LIBOR USD + 3.50%), 08/02/2021	0.69%
Greeneden U.S. Holdings II, LLC, 5.802%,
(3 Month LIBOR USD + 3.50%), 02/01/2023	0.66%
Filtration Group Corp., 5.302%
(1 Month LIBOR USD + 3.00%)	0.65%
Maxar Technologies, Ltd., 4.436%
(1 Month LIBOR USD + 2.75%), 07/05/2024	0.64%
BJ’s Wholesale Club, Inc., 5.191%
(1 Month LIBOR USD + 3.50%), 02/02/2024	0.64%
Acrisure, LLC / Acrisure Finance, Inc., 5.991%
(3 Month LIBOR USD + 4.25%), 11/22/2023	0.63%

The portfolio’s holdings and allocations are subject to change. The top ten holdings presented exclude short-term investments. The percentages are of total net assets as of March 31, 2018.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 83.96% (j)

Aerospace & Defense – 0.88%
Abacus Innovations Corp. 3.688% (1 Month
LIBOR USD + 1.75%), 08/16/2023 (c)	$755,512	$761,084
PricewaterhouseCoopers, LLP
5.256%, 03/14/2025 (c)(d)(h)	395,000	396,975
TransDigm, Inc.
4.627% (1 Month LIBOR USD + 2.75%),
05/14/2022 (c)	247,557	248,486
4.773% (1-3 Month LIBOR USD + 2.75%),
06/09/2023 (c)	481,331	483,249
4.707% (1-3 Month LIBOR USD + 2.50%),
08/22/2024 (c)	783,170	786,596
		2,676,390
Automotive – 2.62%
American Axle & Manufacturing, Inc.
4.13% (1 Month LIBOR USD + 2.25%),
04/08/2024 (c)	892,967	898,691
American Tire Distributors, Inc.
6.244% (2 Month LIBOR USD + 4.25%),
09/01/2021 (c)	682,412	692,222
Belron Finance U.S., LLC 4.293% (3 Month
LIBOR USD + 2.50%), 11/07/2024 (c)	618,450	622,572
Camping World 4.703% (1 Month
LIBOR USD + 3.00%), 11/08/2023 (c)	1,667,090	1,673,692
CH Hold Corp. 4.877% (1 Month
LIBOR USD + 3.00%), 02/01/2024 (c)	516,711	520,749
Federal-Mogul Corp. 5.53% (1 Month
LIBOR USD + 3.75%), 04/15/2021 (c)	455,889	459,395
KAR Auction Services, Inc. 4.813% (3 Month
LIBOR USD + 2.50%), 03/09/2023 (c)	501,513	504,753
Mavis Tire Express Services Corp.
5.072% (1 Month LIBOR USD + 3.25%),
03/20/2025 (c)	599,092	600,215
5.161% (1 Month LIBOR USD + 3.25%),
03/20/2025 (c)(g)	95,908	96,088
Navistar, Inc. 5.21% (1 Month LIBOR
USD + 3.50%), 11/29/2024 (c)	1,262,835	1,271,517

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 83.96% (j) – Continued

Automotive – 2.62% – Continued
Wabash National Corp. 4.08% (1 Month
LIBOR USD + 2.25%), 03/18/2022 (c)	$582,647	$585,683
		7,925,577
Beverage & Food – 1.82%
Dole Food Co., Inc. 4.82% (Prime-3 Month
LIBOR USD + 2.993%), 04/08/2024 (c)	785,000	787,524
Hearthside Group Holdings, LLC
4.877% (1 Month LIBOR USD + 3.00%),
06/02/2021 (c)	1,421,538	1,429,314
KFC Holding Co. 3.808% (1 Month LIBOR
USD + 2.00%), 06/16/2023 (c)	773,264	776,651
Post Holdings, Inc. 3.88% (1 Month LIBOR
USD + 2.00%), 05/24/2024 (c)	794,000	796,283
Refresco Group N.V. 5.189% (3 Month
LIBOR USD + 3.25%), 03/31/2025 (c)(h)	630,000	630,000
Tacala Investment Corp. 4.914% (1 Month
LIBOR USD + 3.25%), 01/31/2025 (c)	610,000	614,099
US Foods, Inc. 4.377% (1 Month LIBOR
USD + 2.50%), 06/27/2023 (c)	469,050	472,701
		5,506,572
Building Materials – 2.28%
Beacon Roofing Supply, Inc.
3.936% (1 Month LIBOR USD + 2.25%),
10/11/2024 (c)	620,000	624,043
Core & Main, LP 5.116% (3-6 Month
LIBOR USD + 3.00%), 08/01/2024 (c)	608,475	612,658
CPG International, Inc. 5.593% (6 Month
LIBOR USD + 3.75%), 05/03/2024 (c)	1,543,005	1,558,435
Henry Company, LLC 5.877% (1 Month
LIBOR USD + 4.00%), 10/05/2023 (c)	792,992	805,137
Pisces Midco, Inc. 6.089% (3 Month LIBOR
USD + 3.75%), 04/30/2025 (c)(h)	735,000	731,325
Quikrete Holdings, Inc. 4.627% (1 Month
LIBOR USD + 2.75%), 11/15/2023 (c)	1,370,915	1,378,394

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 83.96% (j) – Continued

Building Materials – 2.28% – Continued
Summit Materials, LLC 4.127% (1 Month
LIBOR USD + 2.25%), 11/11/2024 (c)	$558,600	$562,929
VC GB Holdings, Inc. 5.127% (1 Month
LIBOR USD + 3.25%), 02/28/2024 (c)	627,046	629,397
		6,902,318
Chemicals – 3.47%
Allnex S.A.R.L. 5.206% (3 Month
LIBOR USD + 3.25%), 09/13/2023 (c)	527,115	531,398
Allnex USA, Inc. 5.206% (3 Month
LIBOR USD + 3.25%), 09/13/2023 (c)	699,658	705,342
ASP Prince Merger Sub, Inc.
5.802% (3 Month LIBOR USD + 3.50%),
03/20/2025 (c)(h)	480,000	483,751
ColourOz MidCo S.A.R.L.
4.741% (3 Month LIBOR USD + 3.00%),
09/07/2021 (c)	889,524	839,908
4.741% (3 Month LIBOR USD + 3.00%),
09/07/2021 (c)	147,049	138,846
H.B. Fuller Co. 4.072% (1 Month
LIBOR USD + 2.25%), 10/21/2024 (c)	718,200	722,556
INEOS Styrolution U.S. Holding, LLC
3.994% (2 Month LIBOR USD + 2.00%),
03/29/2024 (c)	659,284	661,759
MacDermid, Inc.
4.377% (1 Month LIBOR USD + 2.50%),
06/08/2020 (c)	27,807	27,935
4.877% (1 Month LIBOR USD + 3.00%),
06/07/2023 (c)	550,330	554,457
Methanol Holdings (Trinidad), Ltd.
5.377% (1 Month LIBOR USD + 3.50%),
06/30/2022 (c)	717,621	720,312
Nexeo Solutions, LLC 5.266% (3 Month
LIBOR USD + 3.25%), 12/31/2024 (c)	884,340	894,568
Orion Engineered Carbons GmbH
4.802% (3 Month LIBOR USD + 2.50%),
07/25/2024 (c)	669,456	675,173

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 83.96% (j) – Continued

Chemicals – 3.47% – Continued
Road Infrastructure Investment, LLC
5.382% (Prime-1 Month LIBOR USD +
3.497%), 06/13/2023 (c)	$801,100	$805,774
Solenis International, LP
5.234% (3 Month LIBOR USD + 3.25%),
07/31/2021 (c)	595,202	594,767
8.734% (3 Month LIBOR USD + 6.75%),
07/29/2022 (c)	750,184	715,301
Tronox, Ltd.
5.302% (3 Month LIBOR USD + 3.00%),
09/13/2024 (c)	280,460	283,264
5.302% (3 Month LIBOR USD + 3.00%),
09/14/2024 (c)	647,215	653,688
Univar USA, Inc. 4.377% (1 Month
LIBOR USD + 2.50%), 07/01/2024 (c)	486,548	490,387
		10,499,186
Consumer Products – 1.20%
Alphabet Holding Co., Inc.
5.377% (1 Month LIBOR USD + 3.50%),
08/15/2024 (c)	1,562,150	1,459,829
9.627% (1 Month LIBOR USD + 7.75%),
09/15/2025 (c)	455,000	419,624
KIK Custom Products, Inc. 5.875% (1 Month
LIBOR USD + 4.00%), 08/26/2022 (c)	1,724,853	1,744,128
		3,623,581
Environmental – 1.62%
Advanced Disposal Services, Inc. 3.981% (1
Week LIBOR USD + 2.25%), 11/10/2023 (c)	918,333	921,970
Casella Waste Systems, Inc. 4.308% (1 Month
LIBOR USD + 2.50%), 10/17/2023 (c)	434,500	437,081
Granite Acquisition, Inc.
5.195% (3 Month LIBOR USD + 3.50%),
12/17/2021 (c)	1,180,995	1,198,710
5.802% (3 Month LIBOR USD + 3.50%),
12/17/2021 (c)	313,271	317,970

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 83.96% (j) – Continued

Environmental – 1.62% – Continued
Strategic Materials Holding Corp.
5.523% (3 Month LIBOR USD + 3.75%),
11/30/2024 (c)	$947,625	$954,732
Wheelabrator Technologies 9.552% (3 Month
LIBOR USD + 7.25%), 12/19/2022 (c)	510,247	517,423
Wrangler Buyer Corp. 4.877% (1 Month
LIBOR USD + 3.00%), 09/27/2024 (c)	543,638	547,326
		4,895,212
Finance – Insurance – 1.53%
Acrisure, LLC / Acrisure Finance, Inc.
5.991% (3 Month LIBOR USD + 4.25%),
11/22/2023 (c)	1,867,341	1,893,951
AssuredPartners, Inc.
5.377% (1 Month LIBOR USD + 3.50%),
10/22/2024 (c)	769,281	772,262
5.26%, 10/22/2024 (c)(d)(h)	455,000	455,000
Hub International, Ltd. 4.839% (3 Month
LIBOR USD + 3.00%), 10/02/2020 (c)	423,637	426,345
National Financial Partners Corp.
4.877% (1 Month LIBOR USD + 3.00%),
01/08/2024 (c)	639,895	642,762
USI, Inc. 5.302% (3 Month LIBOR
USD + 3.00%), 05/16/2024 (c)	456,515	457,849
		4,648,169
Finance – Services – 2.82%
AlixPartners, LLP 5.052% (3 Month
LIBOR USD + 2.75%), 04/04/2024 (c)	902,153	907,480
Aretec Group, Inc.
5.898% (1 Month LIBOR USD + 4.25%),
11/23/2020 (c)	548,775	550,833
2.00% (1 Month LIBOR USD + 0.123%),
05/21/2021 (c)	1,164,143	1,168,514
Avolon TLB Borrower 1 U.S., LLC
4.072% (1 Month LIBOR USD + 2.25%),
03/20/2022 (c)	344,735	345,292

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 83.96% (j) – Continued

Finance – Services – 2.82% – Continued
Duff & Phelps Corp. 5.552% (1 Month
LIBOR USD + 3.25%), 02/13/2025 (c)(h)	$1,735,000	$1,743,241
EVO Payments International, LLC
5.88% (1 Month LIBOR USD + 4.00%),
12/18/2023 (c)	1,138,500	1,151,308
Focus Financial Partners, LLC
5.052% (3 Month LIBOR USD + 2.75%),
07/03/2024 (c)	482,575	485,442
Freedom Mortgage Corp. 6.611% (1 Month
LIBOR USD + 4.75%), 02/23/2022 (c)	447,179	452,768
NAB Holdings, LLC 5.302% (3 Month LIBOR
USD + 3.00%), 01/15/2025 (c)	497,500	501,127
Ocwen Loan Servicing, LLC 6.786% (1 Month
LIBOR USD + 5.00%), 12/07/2020 (c)	583,736	588,844
VFH Parent, LLC 4.945% (3 Month LIBOR
USD + 3.25%), 12/30/2021 (c)	640,622	648,630
		8,543,479
Food & Drug Retailers – 1.25%
Albertson’s, LLC
4.627% (1 Month LIBOR USD + 2.75%),
08/25/2021 (c)	763,612	755,327
5.292% (3 Month LIBOR USD + 3.00%),
12/21/2022 (c)	451,204	447,069
BJ’s Wholesale Club, Inc.
5.191% (1 Month LIBOR USD + 3.50%),
02/02/2024 (c)	1,930,413	1,931,184
9.191% (1 Month LIBOR USD + 7.50%),
02/03/2025 (c)	650,000	653,757
		3,787,337
Gaming – 3.73%
Amaya B.V. 5.802% (3 Month LIBOR
USD + 3.50%), 08/02/2021 (c)	2,088,982	2,100,993
Arictocrat International Pty, Ltd.
3.745% (3 Month LIBOR USD + 2.00%),
09/19/2024 (c)	364,088	366,135

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 83.96% (j) – Continued

Gaming – 3.73% – Continued
Aristocrat International Pty, Ltd.
3.745% (3 Month LIBOR USD + 2.00%),
10/20/2021 (c)	$91,986	$92,561
Caesars Resort Collection, LLC
4.627% (1 Month LIBOR USD + 2.75%),
12/23/2024 (c)	778,050	784,103
Churchill Downs, Inc. 3.65% (1 Month
LIBOR USD + 2.00%), 12/31/2024 (c)	942,638	947,351
Golden Entertainment, Inc. 4.88% (1 Month
LIBOR USD + 3.00%), 12/31/2024 (c)	1,231,913	1,240,000
Greektown Holdings, LLC 4.877% (1 Month
LIBOR USD + 3.00%), 04/25/2024 (c)	863,475	865,634
GVC Holdings PLC 4.401% (1 Month
LIBOR USD + 2.50%), 04/30/2024 (c)(h)	480,000	481,750
MGM Growth Properties Operating
Partnership, LP 3.877% (1 Month
LIBOR USD + 2.00%), 04/25/2023 (c)	617,996	620,410
Penn National Gaming, Inc. 4.377% (1 Month
LIBOR USD + 2.50%), 01/19/2024 (c)	812,700	818,576
Scientific Games International, Inc.
4.722% (1-2 Month LIBOR USD + 2.75%),
08/14/2024 (c)	1,172,063	1,177,652
Stars Group Holdings B.V. 5.325% (3 Month
LIBOR USD + 3.00%), 03/28/2025 (c)(h)	1,235,000	1,231,913
Station Casinos, LLC 4.38% (1 Month
LIBOR USD + 2.50%), 06/08/2023 (c)	558,745	561,072
		11,288,150
General Industrial Manufacturing – 3.90%
Clark Equipment Co. 4.302% (3 Month
LIBOR USD + 2.00%), 05/17/2024 (c)	604,773	605,774
Columbus McKinnon Corp. of NY
4.802% (1 Month LIBOR USD + 2.50%),
01/31/2024 (c)	548,428	551,686
EWT Holdings III Corp. 5.302% (3 Month
LIBOR USD + 3.00%), 12/14/2024 (c)	1,362,661	1,374,162

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 83.96% (j) – Continued

General Industrial Manufacturing – 3.90% – Continued
Filtration Group Corp. 5.302% (1 Month
LIBOR USD + 3.00%), 04/30/2025 (c)(h)	$1,960,000	$1,955,100
Helix Acquisition Holdings, Inc.
6.302% (3 Month LIBOR USD + 4.00%),
10/31/2024 (c)	447,750	452,089
Manitowoc Foodservice, Inc.
4.627% (1 Month LIBOR USD + 2.75%),
03/03/2023 (c)	554,089	558,937
Milacron, LLC 4.377% (1 Month
LIBOR USD + 2.50%), 09/28/2023 (c)	596,897	599,509
MTS Systems Corp. 4.99% (1 Month
LIBOR USD + 3.25%), 07/05/2023 (c)	814,979	822,114
North American Lifting Holdings, Inc.
6.802% (3 Month LIBOR USD + 4.50%),
11/27/2020 (c)	826,428	781,801
Penn Engineering & Manufacturing Corp.
4.627% (1 Month LIBOR USD + 2.75%),
06/13/2024 (c)	883,325	886,637
Pike Corp. 5.39% (1 Month LIBOR
USD + 3.50%), 03/12/2025 (c)	405,000	409,303
Unifrax Corp. 5.802% (3 Month
LIBOR USD + 3.50%), 04/04/2024 (c)	903,186	913,347
Utility One Source 7.38% (1 Month
LIBOR USD + 5.50%), 04/18/2023 (c)	397,025	408,936
Vertiv Group Corp. 5.67% (1 Month
LIBOR USD + 4.00%), 11/30/2023 (c)	1,491,846	1,500,857
		11,820,252
Healthcare – 8.66%
Acadia Healthcare 4.377% (1 Month
LIBOR USD + 2.50%), 02/11/2022 (c)	918,349	927,152
Air Medical Group Holdings, Inc.
4.936% (1 Month LIBOR USD + 3.25%),
04/28/2022 (c)	1,066,626	1,072,477
6.015% (1 Month LIBOR USD + 4.25%),
10/02/2024 (c)	384,038	387,818

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 83.96% (j) – Continued

Healthcare – 8.66% – Continued
Albany Molecular Research, Inc.
5.127% (1 Month LIBOR USD + 3.25%),
08/28/2024 (c)	$760,739	$764,067
Amneal Pharmaceuticals, LLC 5.506%
(LIBOR USD + 3.50%), 04/30/2025 (c)(d)(h)	855,000	856,603
Change Healthcare Holdings, LLC
4.627% (1 Month LIBOR USD + 2.75%),
03/01/2024 (c)	757,350	760,050
Endo International PLC 6.188% (1 Month
LIBOR USD + 4.25%), 04/30/2024 (c)	1,278,953	1,278,685
Envision Healthcare Corp. 4.88% (1 Month
LIBOR USD + 3.00%), 12/01/2023 (c)	398,808	400,952
Exam Works Group, Inc. 5.127% (1 Month
LIBOR USD + 3.25%), 07/27/2023 (c)	844,019	851,298
Greatbatch, Ltd. 4.99% (1 Month
LIBOR USD + 3.25%), 10/27/2022 (c)	751,579	758,801
Greenway Health, LLC 6.55% (3 Month
LIBOR USD + 4.25%), 02/16/2024 (c)	645,125	651,309
Grifols Worldwide Operations USA, Inc.
3.986% (1 Week LIBOR USD + 2.25%),
01/31/2025 (c)	936,480	940,849
HC Group Holdings III, Inc. 6.877% (1 Month
LIBOR USD + 5.00%), 04/07/2022 (c)	1,150,352	1,167,608
HCA, Inc.
3.627% (1 Month LIBOR USD + 1.75%),
03/17/2023 (c)	446,272	448,713
3.648% (1 Month LIBOR USD + 2.00%),
03/14/2025 (c)	325,000	327,868
Heartland Dental, LLC 6.45% (3 Month
LIBOR USD + 4.75%), 07/28/2023 (c)	448,875	449,950
Jaguar Holding Co. 4.60% (1-3 Month
LIBOR USD + 2.50%), 08/18/2022 (c)	1,762,920	1,771,091
Mallinckrodt International Finance S.A.
4.443% (3 Month LIBOR USD + 2.75%),
09/24/2024 (c)	800,214	798,050
Micro Holding Corp. 5.527% (1 Month
LIBOR USD + 3.75%), 12/31/2024 (c)	930,325	931,902

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 83.96% (j) – Continued

Healthcare – 8.66% – Continued
MPH Acquisition Holdings, LLC
5.052% (3 Month LIBOR USD + 2.75%),
06/07/2023 (c)	$1,251,044	$1,258,007
Navicure, Inc. 5.627% (1 Month
LIBOR USD + 3.75%), 10/23/2024 (c)	912,713	918,417
PAREXEL International Corp.
4.627% (1 Month LIBOR USD + 2.75%),
09/27/2024 (c)	572,125	572,983
PharMerica Corp. 5.211% (1 Month
LIBOR USD + 3.50%), 09/26/2024 (c)	1,135,000	1,140,913
Press Ganey Holdings, Inc.
4.877% (1 Month LIBOR USD + 3.00%),
10/23/2023 (c)	827,578	833,094
QuintilesIMS 4.302% (3 Month
LIBOR USD + 2.00%), 01/17/2025 (c)	552,225	555,607
Romulus Merger Sub, LLC
4.444% (LIBOR USD + 2.75%),
01/31/2025 (c)(d)(g)	178,409	176,793
4.527% (1 Month LIBOR USD + 2.75%),
02/28/2025 (c)	606,591	601,095
RPI Finance Trust 4.302% (3 Month
LIBOR USD + 2.00%), 03/27/2023 (c)	914,134	919,509
Sotera Health Holdings, LLC
4.877% (1 Month LIBOR USD + 3.00%),
05/15/2022 (c)	699,383	700,041
Syneos Health, Inc. 4.00% (1 Month
LIBOR USD + 2.25%), 06/28/2024 (c)	548,969	551,544
Team Health, Inc. 4.627% (1 Month
LIBOR USD + 2.75%), 02/06/2024 (c)	937,398	898,730
Valeant Pharmaceuticals International, Inc.
5.24% (1 Month LIBOR USD + 3.50%),
04/01/2022 (c)	900,881	911,403
VCVH Holding Corp. 7.302% (3 Month
LIBOR USD + 5.00%), 06/01/2023 (c)	638,625	645,011
		26,228,390

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 83.96% (j) – Continued

Hotels – 0.69%
Belmond Interfin, Ltd. 4.627% (1 Month
LIBOR USD + 2.75%), 07/03/2024 (c)	$709,638	$713,186
ESH Hospitality, Inc. 4.127% (1 Month
LIBOR USD + 2.25%), 08/30/2023 (c)	840,438	846,551
Four Seasons Hotels, Ltd. 3.877% (1 Month
LIBOR USD + 2.00%), 11/30/2023 (c)(h)	515,000	518,783
		2,078,520
Investments & Miscellaneous Financial Services – 0.24%
Fortress Investment Group, LLC
4.627% (1 Month LIBOR USD + 2.75%),
07/14/2022 (c)	716,826	726,234

Leisure & Entertainment – 2.31%
CDS U.S. Intermediate Holdings, Inc.
6.052% (3 Month LIBOR USD + 3.75%),
07/08/2022 (c)	1,046,011	1,048,626
Cineworld Finance U.S., Inc.
4.377% (1 Month LIBOR USD + 2.50%),
02/07/2025 (c)(h)	915,000	914,876
Delta 2 Lux S.A.R.L. 4.377% (1 Month
LIBOR USD + 2.50%), 02/01/2024 (c)	1,214,495	1,213,736
Intrawest Resorts Holdings, Inc.
5.127% (1 Month LIBOR USD + 3.25%),
09/30/2024 (c)	1,840,388	1,853,040
Seaworld Parks & Entertainment, Inc.
5.302% (3 Month LIBOR USD + 3.00%),
04/01/2024 (c)	1,192,783	1,189,927
UFC Holdings, LLC 5.13% (1 Month
LIBOR USD + 3.25%), 08/18/2023 (c)	770,250	775,364
		6,995,569
Media – Broadcast – 3.20%
Beasley Mezzanine Holdings, LLC
5.786% (1 Month LIBOR USD + 4.00%),
11/01/2023 (c)	646,267	649,498

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 83.96% (j) – Continued

Media – Broadcast – 3.20% – Continued
CBS Radio, Inc. 4.623% (3 Month
LIBOR USD + 2.75%), 10/17/2023 (c)	$699,050	$703,419
Cumulus Media Holdings, Inc.
4.90% (1 Month LIBOR USD + 3.25%),
12/23/2020 (c)(h)	873,292	737,931
EW Scripps Co. 6.00%
(Prime + 1.25%), 10/31/2024 (c)	577,100	579,986
Gray Television, Inc. 3.92% (1 Month
LIBOR USD + 2.25%), 02/07/2024 (c)	641,875	645,486
Hubbard Radio, LLC
4.65% (1 Month LIBOR USD + 3.00%),
05/27/2022 (c)	385,523	388,233
5.006%, 03/14/2025 (c)(d)(h)	26,784	26,985
5.006%, 03/14/2025 (c)(d)(h)	8,216	8,273
ION Media Networks, Inc. 4.54% (2 Month
LIBOR USD + 2.75%), 12/18/2020 (c)	552,353	554,253
Mission Broadcasting, Inc. 4.164% (1 Month
LIBOR USD + 2.50%), 01/17/2024 (c)	97,940	98,358
Nexstar Broadcasting, Inc. 4.164% (1 Month
LIBOR USD + 2.50%), 01/17/2024 (c)	760,752	764,000
Quincy Newspapers, Inc. 5.151%
(Prime-1 Month LIBOR USD + 3.239%),
11/02/2022 (c)	728,475	733,938
Sinclair Television Group, Inc. 3.981%
(LIBOR USD + 2.50%), 12/12/2024 (c)(d)(h)	500,000	502,813
Townsquare Media, Inc. 4.877% (1 Month
LIBOR USD + 3.00%), 04/01/2022 (c)	407,998	409,656
Tribune Media Co.
4.877% (1 Month LIBOR USD + 3.00%),
12/27/2020 (c)	90,407	90,614
4.877% (1 Month LIBOR USD + 3.00%),
01/26/2024 (c)	1,126,806	1,129,155
Univision Communications, Inc.
4.627% (1 Month LIBOR USD + 2.75%),
03/15/2024 (c)	1,711,700	1,686,923
		9,709,521

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 83.96% (j) – Continued

Media – Cable – 2.98%
Atlantic Broadband 4.252% (1 Month
LIBOR USD + 2.375%), 08/09/2024 (c)	$560,000	$561,128
Cable ONE, Inc. 4.56% (3 Month
LIBOR USD + 2.25%), 05/01/2024 (c)	466,475	468,807
Hargray Communications 4.877% (1 Month
LIBOR USD + 3.00%), 05/16/2024 (c)	808,888	812,427
Lions Gate Capital Holdings, LLC
4.104% (1 Month LIBOR USD + 2.25%),
03/19/2025 (c)	561,964	564,422
Mediacom Illinois, LLC 3.49% (1 Week
LIBOR USD + 1.75%), 02/15/2024 (c)	674,900	677,714
RCN Corp. 4.877% (1 Month
LIBOR USD + 3.00%), 02/01/2024 (c)	923,891	919,724
Telenet Financing USD, LLC
4.277% (1 Month LIBOR USD + 2.50%),
03/31/2026 (c)	825,000	829,984
Unitymedia Finance, LLC 4.027% (1 Month
LIBOR USD + 2.25%), 09/30/2025 (c)	360,000	359,831
UPC Financing Partnership 4.277% (1 Month
LIBOR USD + 2.50%), 01/31/2026 (c)	615,000	617,417
Virgin Media Bristol, LLC 4.277% (1 Month
LIBOR USD + 2.50%), 01/15/2026 (c)	775,000	779,844
WideOpenWest Finance, LLC / WideOpenWest
Capital Corp. 5.104% (1 Month LIBOR
USD + 3.25%), 08/18/2023 (c)	1,841,675	1,806,002
Ziggo B.V. 4.277% (1 Month LIBOR
USD + 2.50%), 04/15/2025 (c)	620,000	616,351
		9,013,651
Media Diversified & Services – 3.54%
Ancestry.com Operations, Inc.
5.13% (1 Month LIBOR USD + 3.25%),
10/19/2023 (c)	1,789,825	1,801,906
Catalina Marketing Corp. 5.377% (1 Month
LIBOR USD + 3.50%), 04/09/2021 (c)	1,015,648	641,128

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 83.96% (j) – Continued

Media Diversified & Services – 3.54% – Continued
Creative Artists Agency, LLC 4.782%
(Prime-1 Month LIBOR USD + 2.998%),
02/15/2024 (c)	$930,457	$940,925
EMI Music Publishing Group
3.984% (3 Month LIBOR USD + 2.25%),
08/21/2023 (c)	558,518	560,911
IMG Worldwide, Inc. 5.13% (1 Month
LIBOR USD + 3.25%), 05/06/2021 (c)	2,674,375	2,696,103
Learfield Communications, Inc.
5.13% (1 Month LIBOR USD + 3.25%),
12/01/2023 (c)	592,500	599,166
Meredith Corp. 4.877% (1 Month
LIBOR USD + 3.00%), 01/31/2025 (c)	1,375,000	1,384,968
Quebecor Media, Inc. 4.089% (3 Month
LIBOR USD + 2.25%), 08/17/2020 (c)	605,836	607,981
Vivid Seats, LLC 5.148% (1 Month
LIBOR USD + 3.50%), 06/27/2024 (c)	774,150	776,411
WMG Acquisition Corp. 4.127% (1 Month
LIBOR USD + 2.25%), 11/01/2023 (c)	703,000	706,420
		10,715,919
Metals & Mining Excluding Steel – 0.37%
Fairmount Santrol, Inc. 8.302% (3 Month
LIBOR USD + 6.00%), 11/01/2022 (c)	869,531	881,126
Westmoreland Coal Co. 8.802% (3 Month
LIBOR USD + 6.50%), 12/16/2020 (c)(h)	672,387	246,541
		1,127,667
Non-Food & Drug Retailers – 2.96%
ABG Intermediate Holdings 2, LLC
5.802% (3 Month LIBOR USD + 3.50%),
09/26/2024 (c)	1,670,309	1,679,353
10.052% (3 Month LIBOR USD + 7.75%),
09/26/2025 (c)	220,495	224,078
Ascena Retail Group, Inc. 6.438% (1 Month
LIBOR USD + 4.50%), 08/22/2022 (c)	1,093,458	966,928

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 83.96% (j) – Continued

Non-Food & Drug Retailers – 2.96% – Continued
Bass Pro Group, LLC 6.877% (1 Month
LIBOR USD + 5.00%), 12/15/2023 (c)	$890,525	$883,289
Harbor Freight Tools USA, Inc.
4.377% (1 Month LIBOR USD + 2.50%),
08/18/2023 (c)	603,636	605,317
Jo-Ann Stores, LLC 6.551% (6 Month
LIBOR USD + 5.00%), 10/20/2023 (c)	693,199	691,036
LIFE TIME Fitness 4.734% (3 Month
LIBOR USD + 2.75%), 06/10/2022 (c)	697,025	699,203
Michaels Stores, Inc. 4.589% (1 Month
LIBOR USD + 2.75%), 01/27/2023 (c)	863,042	868,117
National Vision, Inc. 4.627% (1 Month
LIBOR USD + 2.75%), 11/20/2024 (c)	651,969	656,993
Neiman Marcus Group, Inc.
4.941% (1 Month LIBOR USD + 3.25%),
10/23/2020 (c)	524,004	454,202
PetSmart, Inc. 4.68% (1 Month
LIBOR USD + 3.00%), 03/10/2022 (c)	945,418	761,170
Sally Holdings, LLC / Sally Capital, Inc.
4.50%, 07/30/2024	485,000	479,847
		8,969,533
Oil & Gas – 1.01%
American Energy – Marcellus, LLC 11.25%
(Prime + 6.50%), 08/04/2021 (c)(l)	1,204,382	45,164
California Resources Corp. 6.572% (1 Month
LIBOR USD + 4.75%), 11/14/2022 (c)	630,000	640,830
Floatel International, Ltd. 7.302% (3 Month
LIBOR USD + 5.00%), 06/29/2020 (c)	1,477,365	1,233,601
HGIM Corp. 8.25% (Prime + 3.50%),
06/18/2020 (c)(h)(l)	1,499,649	649,850
Seadrill Partners, LLC 8.302% (3 Month
LIBOR USD + 6.00%), 02/21/2021 (c)	590,576	498,298
		3,067,743

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 83.96% (j) – Continued

Packaging – 2.74%
ASP TPI Holdings, Inc.
5.256%, 10/17/2024 (c)(d)(h)	$645,000	$648,225
BWAY Corp. 4.958% (3 Month
LIBOR USD + 3.25%), 04/03/2024 (c)	558,369	561,808
Engineered Machinery Holdings, Inc.
5.552% (3 Month LIBOR USD + 3.25%),
07/19/2024 (c)(h)	295,000	295,431
Hoffmaster Group, Inc. 6.802% (3 Month
LIBOR USD + 4.50%), 11/21/2023 (c)	740,625	750,579
Industrial Container Services
5.38% (1 Month LIBOR USD + 3.50%),
04/29/2024 (c)	1,075,662	1,077,005
5.38% (1-3 Month LIBOR USD + 3.50%),
04/29/2024 (c)(g)	128,933	129,094
KPEX Holdings, Inc.
4.945% (LIBOR USD + 3.25%),
01/31/2025 (c)(d)(g)	73,350	73,656
5.127% (1 Month LIBOR USD + 3.25%),
02/28/2025 (c)	741,650	744,739
Pro Mach Group, Inc. 5.035% (3 Month
LIBOR USD + 3.00%), 03/07/2025 (c)	500,000	501,563
Reynolds Group Issuer, Inc. / Reynolds
Group Issuer, LLC / Reynolds Group
Issuer Lu 4.627% (1 Month LIBOR
USD + 2.75%), 02/05/2023 (c)	626,065	629,893
SIG Combibloc Holdings S.C.A.
4.627% (1 Month LIBOR USD + 2.75%),
03/13/2022 (c)	962,352	969,045
Signode Industrial Group Lux S.A.
6.50% (Prime + 1.75%), 04/30/2021 (c)	656,526	656,936
Titan Acquisition, Ltd. of Canada
4.877% (1 Month LIBOR USD + 3.00%),
04/30/2025 (c)(h)	495,000	494,691

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 83.96% (j) – Continued

Packaging – 2.74% – Continued
TricorBraun, Inc.
6.052% (3 Month LIBOR USD + 3.75%),
11/29/2023 (c)	$695,739	$700,957
5.972% (3 Month LIBOR USD + 3.75%),
11/30/2023 (c)	70,102	70,628
		8,304,250
Printing & Publishing – 0.40%
Cengage Learning, Inc. 6.036% (1 Month
LIBOR USD + 4.25%), 06/07/2023 (c)	433,605	396,304
Harland Clarke Holdings Corp.
7.052% (3 Month LIBOR USD + 4.75%),
11/01/2023 (c)	794,841	803,231
		1,199,535
Reits – 0.20%
VICI Properties 1, LLC / VICI FC, Inc.
3.854% (1 Month LIBOR USD + 2.00%),
12/20/2024 (c)	610,909	613,551

Restaurants – 0.78%
1011778 B.C. Unlimited Liability Co.
4.294% (1-3 Month LIBOR USD + 2.25%),
02/16/2024 (c)	424,805	425,602
IRB Holding Corp. 4.936% (1 Month
LIBOR USD + 3.25%), 02/05/2025 (c)	510,000	516,056
K-MAC Holdings Corp. 5.036% (1 Month
LIBOR USD + 3.25%), 03/07/2025 (c)(h)	625,000	628,984
NPC International, Inc. 5.377% (1 Month
LIBOR USD + 3.50%), 04/19/2024 (c)	784,075	796,084
		2,366,726
Steel Producers & Products – 0.60%
GrafTech Finance, Inc. 5.24% (1 Month
LIBOR USD + 3.50%), 02/28/2025 (c)	805,000	806,509
MRC Global, Inc. 5.387% (1 Month
LIBOR USD + 3.50%), 10/31/2024 (c)	294,263	297,298

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 83.96% (j) – Continued

Steel Producers & Products – 0.60% – Continued
Zekelman Industries, Inc. 4.999% (3 Month
LIBOR USD + 2.75%), 06/14/2021 (c)	$713,345	$717,982
		1,821,789
Support – Services – 10.16%
Access CIG, LLC
5.648% (1 Month LIBOR USD + 3.75%),
02/14/2025 (c)(g)	222,734	225,518
5.625% (1 Month LIBOR USD + 3.75%),
03/31/2025 (c)	1,067,266	1,080,607
9.625% (1 Month LIBOR USD + 7.75%),
02/13/2026 (c)	265,588	268,411
9.648% (1 Month LIBOR USD + 7.75%),
02/13/2026 (c)(g)	49,412	49,937
Allied Universal Holdco, LLC 6.052% (3 Month
LIBOR USD + 3.75%), 07/27/2022 (c)	943,289	931,634
Aramark Corp. 3.877% (1 Month
LIBOR USD + 2.00%), 03/28/2024 (c)	503,795	507,732
Asurion, LLC
4.627% (1 Month LIBOR USD + 2.75%),
08/04/2022 (c)	1,422,814	1,432,930
4.627% (1 Month LIBOR USD + 2.75%),
11/03/2023 (c)	1,385,182	1,396,117
7.877% (1 Month LIBOR USD + 6.00%),
07/14/2025 (c)	310,000	318,990
ATS Consolidated, Inc. 5.398% (1 Month
LIBOR USD + 3.75%), 02/21/2025 (c)	615,000	623,075
Avatar Purchaser, Inc. 5.484% (3 Month
LIBOR USD + 3.75%), 11/15/2024 (c)	635,000	636,854
Brand Energy & Infrastructure Services, Inc.
6.001% (3 Month LIBOR USD + 4.25%),
07/30/2024 (c)	1,543,338	1,558,872
Brickman Group Ltd., LLC 4.846% (1 Month
LIBOR USD + 3.00%), 12/18/2020 (c)	2,706,182	2,725,543
Camelot Finance, LP 5.127% (1 Month
LIBOR USD + 3.25%), 10/03/2023 (c)	1,200,756	1,209,653

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 83.96% (j) – Continued

Support – Services – 10.16% – Continued
Capri Acquisitions Bidco, Ltd.
5.022% (3 Month LIBOR USD + 3.25%),
11/01/2024 (c)	$675,000	$676,266
Garda World Security Corp. 5.511%
(Prime-3 Month LIBOR USD + 3.497%),
05/24/2024 (c)	1,020,048	1,031,207
GEO Group, Inc. 4.13% (1 Month LIBOR
USD + 2.25%), 03/25/2024 (c)	935,550	939,760
Information Resources, Inc.
6.194% (3 Month LIBOR USD + 4.25%),
01/18/2024 (c)	1,123,650	1,133,482
10.194% (3 Month LIBOR USD + 8.25%),
01/17/2025 (c)	720,000	724,500
Learning Care Group U.S. No. 2, Inc.
5.107% (1-3 Month LIBOR USD + 3.25%),
03/31/2025 (c)(h)	560,000	565,600
Mayfield Agency Borrower, Inc.
6.24% (1 Month LIBOR USD + 4.50%),
03/31/2025 (c)	805,000	812,044
Moneygram International, Inc.
5.552% (3 Month LIBOR USD + 3.25%),
03/27/2020 (c)	853,971	854,078
PODS Enterprises, LLC 4.711% (1 Month
LIBOR USD + 3.00%), 12/30/2024 (c)	960,175	967,976
Prometric Holdings, Inc. 4.77% (3 Month
LIBOR USD + 3.00%), 01/29/2025 (c)	735,000	740,744
Renaissance Learning, Inc. 6.052% (3 Month
LIBOR USD + 3.75%), 04/09/2021 (c)	776,929	781,463
Sedgwick Claims Management Services
4.627% (1 Month LIBOR USD + 2.75%),
03/01/2021 (c)	773,276	773,679
ServiceMaster Co., LLC 4.377% (1 Month
LIBOR USD + 2.50%), 11/08/2023 (c)	619,881	623,203
SiteOne Landscape Supply Holding, LLC
4.63% (1 Month LIBOR USD + 2.75%),
04/29/2022 (c)	396,470	398,455

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 83.96% (j) – Continued

Support – Services – 10.16% – Continued
Staples, Inc. 5.787% (3 Month
LIBOR USD + 4.00%), 09/02/2024 (c)	$857,850	$851,309
Tempo Acquisition, LLC 4.877% (1 Month
LIBOR USD + 3.00%), 05/01/2024 (c)	558,344	561,747
TKC Holdings, Inc. 6.03% (3 Month
LIBOR USD + 4.25%), 02/01/2023 (c)	564,300	570,578
TMK Hawk Parent Corp. 5.38% (1 Month
LIBOR USD + 3.50%), 08/28/2024 (c)	417,945	421,027
Trans Union, LLC 3.877% (1 Month
LIBOR USD + 2.00%), 04/07/2023 (c)	1,205,668	1,210,756
USIC Holdings, Inc. 5.802% (6 Month
LIBOR USD + 3.50%), 12/08/2023 (c)	805,159	813,211
West Corp.
5.401% (1 Month LIBOR USD + 3.50%),
10/10/2024 (c)(h)	800,000	802,164
5.877% (1 Month LIBOR USD + 4.00%),
10/10/2024 (c)	847,827	856,835
WorldStrides, Inc.
6.125% (3 Month LIBOR USD + 4.00%),
12/06/2024 (c)	646,739	654,823
5.523% (LIBOR USD + 4.00%),
12/06/2024 (c)(d)(g)	53,261	53,927
		30,784,707
Technology – 7.41%
Avaya, Inc. 6.536% (1 Month
LIBOR USD + 4.75%), 12/16/2024 (c)	1,224,431	1,234,710
Canyon Valor Cos., Inc. 5.127% (1 Month
LIBOR USD + 3.25%), 06/16/2023 (c)	925,350	935,182
Compuware Corp. 5.38% (1 Month
LIBOR USD + 3.50%), 12/15/2021 (c)	896,279	908,603
Dell International, LLC 3.88% (1 Month
LIBOR USD + 2.00%), 09/07/2023 (c)	908,884	910,774
Global Payments, Inc. 3.627% (1 Month
LIBOR USD + 1.75%), 04/21/2023 (c)	466,400	468,907

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 83.96% (j) – Continued

Technology – 7.41% – Continued
Greeneden U.S. Holdings II, LLC
5.802% (3 Month LIBOR USD + 3.50%),
02/01/2023 (c)	$1,989,913	$2,003,752
HelpSystems, LLC 6.052% (3 Month
LIBOR USD + 3.75%), 03/24/2025 (c)(h)	550,000	551,375
Informatica, LLC 5.127% (1 Month
LIBOR USD + 3.25%), 08/05/2022 (c)	759,177	764,575
JDA Software Group, Inc. 4.877% (1 Month
LIBOR USD + 3.00%), 10/12/2023 (c)	557,938	561,983
Kronos, Inc. 4.88% (1 Month LIBOR
USD + 3.00%), 11/01/2023 (c)	633,612	638,399
LANDesk Group Inc. 5.90% (1 Month
LIBOR USD + 4.25%), 01/22/2024 (c)	756,607	745,731
Marketo, Inc. 5.043% (1 Month
LIBOR USD + 3.25%), 03/31/2025 (c)	905,000	904,294
Micro Focus
4.398% (1 Month LIBOR USD + 2.75%),
04/29/2024 (c)	114,146	113,129
4.627% (1 Month LIBOR USD + 2.75%),
06/21/2024 (c)	770,854	763,990
Misys 5.484% (3 Month LIBOR
USD + 3.50%), 06/13/2024 (c)	721,375	721,512
Optiv Security, Inc. 5.125% (1 Month
LIBOR USD + 3.25%), 02/01/2024 (c)	885,488	856,710
Project Deep Blue Holdings, LLC
5.061% (3 Month LIBOR USD + 3.25%),
03/31/2025 (c)	960,000	965,160
Qlik Technologies 5.04% (6 Month
LIBOR USD + 3.50%), 04/26/2024 (c)	794,000	784,901
Rackspace Hosting, Inc. 4.787%, (3 Month
LIBOR USD + 3.00%), 11/30/2024 (c)	690,633	688,800
Red Ventures, LLC 5.877% (1 Month
LIBOR USD + 4.00%), 11/08/2024 (c)	497,500	502,527
Rocket Software, Inc.
5.756%, 10/14/2023 (c)(d)(h)	625,000	628,906
SolarWinds Holdings, Inc. 4.877% (1 Month
LIBOR USD + 3.00%), 02/28/2024 (c)	1,533,004	1,541,626

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 83.96% (j) – Continued

Technology – 7.41% – Continued
Solera, LLC 4.627% (1 Month
LIBOR USD + 2.75%), 03/03/2023 (c)	$1,013,784	$1,017,698
SS&C Technologies, Inc.
4.273% (LIBOR USD + 2.50%),
02/28/2025 (c)(d)(h)	1,020,835	1,026,950
4.273% (LIBOR USD + 2.50%),
02/28/2025 (c)(d)(h)	364,165	366,347
TIBCO Software, Inc. 5.38% (1 Month
LIBOR USD + 3.50%), 12/04/2020 (c)	871,826	876,006
Vantiv, LLC 3.777% (1 Month LIBOR
USD + 2.00%), 08/07/2024 (c)	420,000	422,701
Western Digital Corp. 3.877% (1 Month
LIBOR USD + 2.00%), 04/29/2023 (c)	540,145	543,762
		22,449,010
Telecommunications – Satellites – 1.48%
Maxar Technologies, Ltd. 4.436% (1 Month
LIBOR USD + 2.75%), 07/05/2024 (c)	1,935,800	1,941,607
Telesat Canada / Telesat, LLC
5.31% (3 Month LIBOR USD + 3.00%),
11/17/2023 (c)	1,554,163	1,563,721
Xplornet Communications, Inc.
6.302% (3 Month LIBOR
USD + 4.00%), 09/09/2021 (c)	778,612	782,996
6.006%, 09/09/2021 (c)(d)(h)	210,000	211,182
		4,499,506
Telecommunications – Wireline/Wireless – 4.47%
Altice Financing S.A. 4.47% (3 Month
LIBOR USD + 2.75%), 07/15/2025 (c)	794,000	780,006
CenturyLink, Inc. 4.627% (1 Month
LIBOR USD + 2.75%), 01/31/2025 (c)	3,241,875	3,194,268
Communications Sales & Leasing, Inc.
4.877% (1 Month LIBOR USD + 3.00%),
10/24/2022 (c)	711,000	687,594

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 83.96% (j) – Continued

Telecommunications – Wireline/Wireless – 4.47% – Continued
Consolidated Communications, Inc.
4.88% (1 Month LIBOR USD + 3.00%),
10/05/2023 (c)	$1,249,778	$1,235,824
Cyxtera DC Holdings, Inc. 4.78% (3 Month
LIBOR USD + 3.00%), 05/01/2024 (c)	878,363	880,009
Level 3 Financing, Inc. 4.111% (1 Month
LIBOR USD + 2.25%), 02/22/2024 (c)	460,000	461,403
Masergy Holdings, Inc. 5.552% (3 Month
LIBOR USD + 3.25%), 12/15/2023 (c)	493,750	495,498
MTN Infrastructure TopCo, Inc.
4.981% (1 Month LIBOR USD + 3.25%),
10/28/2024 (c)	264,453	266,932
4.585% (LIBOR USD + 3.25%),
10/28/2024 (c)(d)(h)	185,547	186,707
Peak 10 Holding Corp. 5.802% (3 Month
LIBOR USD + 3.50%), 08/01/2024 (c)	950,225	954,606
Sable International Finance, Ltd.
5.127% (1 Month LIBOR USD + 3.25%),
01/31/2026 (c)	750,000	753,023
SBA Senior Finance II, LLC 3.99% (1 Week
LIBOR USD + 2.25%), 06/10/2022 (c)	705,926	708,281
SFR Group S.A. 4.522% (3 Month LIBOR
USD + 2.75%), 07/31/2025 (c)	638,777	620,112
Sprint Communications, Inc.
4.438% (1 Month LIBOR USD + 2.50%),
02/02/2024 (c)	1,097,283	1,098,769
Switch, Ltd. 4.127% (1 Month
LIBOR USD + 2.25%), 06/27/2024 (c)	692,655	697,275
TierPoint, LLC 5.627% (1 Month
LIBOR USD + 3.75%), 05/06/2024 (c)	526,025	520,765
		13,541,072
Transportation Excluding Air & Rail – 0.14%
AI Mistral Luxembourg Subco S.A.R.L.
4.877% (1 Month LIBOR USD + 3.00%),
03/11/2024 (c)	425,700	424,770

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 83.96% (j) – Continued

Utilities – Electric – 1.96%
AES Corp. 3.944% (3 Month LIBOR
USD + 2.00%), 05/24/2022 (c)	$688,050	$689,464
Calpine Corp. 4.81% (3 Month LIBOR
USD + 2.50%), 05/27/2022 (c)	779,009	782,083
Dynegy, Inc. 4.604% (1 Month LIBOR
USD + 2.75%), 02/07/2024 (c)	463,329	466,626
Eastern Power, LLC 5.627% (1 Month
LIBOR USD + 3.75%), 09/24/2021 (c)	559,765	569,211
ExGen Renewables IV, LLC 4.99% (3 Month
LIBOR USD + 3.00%), 11/29/2024 (c)	733,163	742,331
Helix Gen Funding, LLC 5.627% (1 Month
LIBOR USD + 3.75%), 06/03/2024 (c)	658,867	666,210
Lightstone Holdco, LLC
5.627% (1 Month LIBOR USD + 3.75%),
01/30/2024 (c)	935,998	942,259
5.627% (1 Month LIBOR USD + 3.75%),
01/30/2024 (c)	59,508	59,906
Texas Competitive Electric Holdings
4.377% (1 Month LIBOR USD + 2.50%),
08/04/2023 (c)	872,767	879,552
4.377% (1 Month LIBOR USD + 2.50%),
08/04/2023 (c)	155,055	156,261
		5,953,903
Utilities – Gas – 0.54%
Lucid Energy Group II Borrower, LLC
4.786% (1 Month LIBOR USD + 3.00%),
02/18/2025 (c)	675,000	672,681
Southcross Holdings Borrower LP
3.50%, 04/13/2023	61,818	61,200
Traverse Midstream Partners, LLC
5.85% (6 Month LIBOR USD + 4.00%),
09/27/2024 (c)	900,000	906,327
		1,640,208
TOTAL BANK LOANS
(Cost $255,965,984)		254,347,997

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 10.26% (i)

Aerospace & Defense – 0.31%
Triumph Group, Inc. 4.875%, 04/01/2021	$950,000	$933,375

Automotive – 0.06%
ZF North America Capital, Inc.
4.75%, 04/29/2025 (k)	191,000	194,104

Environmental – 0.27%
Covanta Holding Corp. 6.375%, 10/01/2022	800,000	816,000

Finance – Banking – 0.43%
Ally Financial, Inc. 4.75%, 09/10/2018	1,300,000	1,313,260

Finance – Insurance – 0.24%
Acrisure, LLC / Acrisure Finance, Inc.
7.00%, 11/15/2025 (k)	765,000	736,313

Finance – Services – 2.11%
Alliance Data Systems Corp.
5.875%, 11/01/2021 (k)	1,350,000	1,380,375
Freedom Mortgage Corp.
8.125%, 11/15/2024 (k)	340,000	349,350
Nationstar Mortgage, LLC / Nationstar
Capital Corp. 7.875%, 10/01/2020	1,075,000	1,099,187
Navient Corp. 5.50%, 01/25/2023	780,000	769,275
Starwood Property Trust, Inc.
5.00%, 12/15/2021	1,000,000	1,022,500
VFH Parent, LLC / Orchestra Co-Issuer, Inc.
6.75%, 06/15/2022 (k)	1,670,000	1,768,112
		6,388,799
Food & Drug Retailers – 0.09%
Albertsons Cos., LLC / Safeway, Inc. /
New Albertson’s, Inc. / Albertson’s, LLC
5.75%, 03/15/2025	310,000	265,918

Gaming – 0.28%
Scientific Games International, Inc.
5.00%, 10/15/2025 (k)	875,000	853,125

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 10.26% (i) – Continued

Healthcare – 0.79%
Tenet Healthcare Corp.
4.625%, 07/15/2024 (k)	$1,346,000	$1,298,890
Teva Pharmaceutical Finance Netherlands
III B.V. 6.00%, 04/15/2024 (b)(k)	675,000	656,363
Valeant Pharmaceuticals International, Inc.
5.50%, 11/01/2025 (b)(k)	435,000	425,104
		2,380,357
Leisure & Entertainment – 0.35%
VOC Escrow, Ltd. 5.00%, 02/15/2028 (b)(k)	1,095,000	1,045,725

Media – Broadcast – 0.20%
Tribune Media Co. 5.875%, 07/15/2022	580,000	590,875

Media – Cable – 1.71%
Block Communications, Inc.
6.875%, 02/15/2025 (k)	1,125,000	1,136,902
Cablevision Systems Corp.
8.00%, 04/15/2020	650,000	686,969
CCO Holdings, LLC / CCO Holdings
Capital Corp. 5.25%, 09/30/2022	575,000	584,709
Cequel Communications
Holdings I, LLC / Cequel Capital Corp.
6.375%, 09/15/2020 (k)	452,000	461,054
DISH DBS Corp. 5.875%, 07/15/2022	2,395,000	2,299,199
		5,168,833
Media Diversified & Services – 0.14%
Meredith Corp. 6.875%, 02/01/2026 (k)	420,000	432,075

Non-Food & Drug Retailers – 0.54%
JC Penney Corp., Inc.
8.625%, 03/15/2025 (k)	445,000	419,413
PetSmart, Inc.
7.125%, 03/15/2023 (k)	1,180,000	675,550
5.875%, 06/01/2025 (k)	750,000	545,625
		1,640,588

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 10.26% (i) – Continued

Packaging – 0.33%
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
4.25%, 09/15/2022 (b)(k)	$660,000	$658,350
Reynolds Group Issuer, Inc. / Reynolds
Group Issuer, LLC / Reynolds Group
Issuer Lu 6.875%, 02/15/2021	346,537	351,735
		1,010,085
Support – Services – 0.50%
GEO Group, Inc. 5.125%, 04/01/2023	780,000	774,150
WEX, Inc. 4.75%, 02/01/2023 (k)	745,000	750,830
		1,524,980
Technology – 0.55%
Dell International, LLC / EMC Corp.
4.42%, 06/15/2021 (k)	750,000	769,884
NCR Corp. 4.625%, 02/15/2021	900,000	897,750
		1,667,634
Telecommunications – Satellites – 0.46%
Hughes Satellite Systems Corp.
7.625%, 06/15/2021	1,300,000	1,399,996

Telecommunications – Wireline/Wireless – 0.54%
Frontier Communications Corp.
8.50%, 04/01/2026 (k)	280,000	271,600
Sprint Communications, Inc.
9.00%, 11/15/2018 (k)	650,000	671,125
7.00%, 08/15/2020	650,000	677,625
		1,620,350
Utilities – Electric – 0.36%
AES Corp. 4.50%, 03/15/2023	445,000	453,655
TerraForm Power Operating, LLC
4.25%, 01/31/2023 (k)	655,000	631,256
		1,084,911
TOTAL CORPORATE BONDS
(Cost $32,031,255)		31,067,303

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

		Fair
	Shares	Value
PRIVATE PLACEMENTS – 0.37%

Finance – Services – 0.37%
RCS Capital Corp. (a)(f)	17,405	$1,113,920

Utilities – Gas – 0.00%
Southcross Energy Partners, LP (a)(f)	63	21,263
Southcross Energy Partners, LP (a)(f)	63	—
		21,263
TOTAL PRIVATE PLACEMENTS
(Cost $133,682)		1,135,183

COMMON STOCKS – 0.23%

Forestry & Paper – 0.23%
Verso Corp. (a)	40,879	688,402
TOTAL COMMON STOCKS
(Cost $1,857,346)		688,402

SHORT-TERM INVESTMENTS – 8.56%

Money Market Fund – 8.56%
Fidelity Government Portfolio –
Institutional Class, 1.49% (e)	25,925,172	25,925,172
TOTAL SHORT-TERM INVESTMENTS
(Cost $25,925,172)		25,925,172
Total Investments (Cost $315,913,439) – 103.38%		313,164,057
Liabilities in Excess of Other Assets – (3.38%)		(10,229,118)
TOTAL NET ASSETS – 100.00%		$302,934,939

Percentages are stated as a percent of net assets.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Variable rate securities, the coupon rate shown is the effective interest rate as of March 31, 2018.
(d)	Variable rate security. Final terms of the bank loan are not yet known, so reference index and spread information may not be presented.
(e)	Rate shown is the 7-day yield as of March 31, 2018.

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

(f)	Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisor Series Trust. Value determined using significant unobservable inputs.
(g)	All or a portion of the loan is unfunded.
(h)	Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of March 31, 2018 the value of these investments was $18,279,971 or 6.03% of net assets.
(i)	All or a portion is posted as collateral for delayed settlement securities.
(j)
Bank loan positions may involve multiple underlying tranches.  In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.

(k)
Rule 144a Security.  The Fund’s Advisor has deemed these securities to be liquid based upon procedures approved by the Board of Trustees.  As of March 31, 2018 the value of these investments as $16,131,125 or 5.32% net assets.

(l)	Security is in default.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

PORTFOLIO ALLOCATION
March 31, 2018 (Unaudited)

TOP TEN HOLDINGS	% Net Assets
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.,
6.00%, 06/30/2021	1.42%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC /
Reynolds Group Issuer Lu, 5.75%, 10/15/2020	1.41%
Centene Corp., 5.625%, 02/15/2021	1.25%
Ally Financial, Inc., 8.00%, 03/15/2020	0.98%
Univision Communications, Inc., 6.75%, 09/15/2022	0.98%
DISH DBS Corp., 6.75%, 6/1/2021	0.97%
HCA, Inc., 6.50%, 2/15/2020	0.97%
Sprint Communications, Inc., 7.00%, 8/15/2020	0.92%
DaVita HealthCare Partners, Inc., 5.75%, 08/15/2022	0.91%
Hughes Satellite Systems Corp., 7.625%, 6/15/2021	0.89%

The portfolio’s holdings and allocations are subject to change. The top ten holdings presented exclude short-term investments. The percentages are of total net assets as of March 31, 2018.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 86.24% (i)

Aerospace & Defense – 2.78%
Bombardier, Inc.
7.75%, 03/15/2020 (b)(c)(d)	$2,580,000	$2,760,600
6.00%, 10/15/2022 (b)(c)(d)	1,325,000	1,320,031
KLX, Inc. 5.875%, 12/01/2022 (c)(d)	4,135,000	4,275,797
Moog, Inc. 5.25%, 12/01/2022 (c)(d)	1,600,000	1,644,000
Orbital ATK, Inc. 5.25%, 10/01/2021	3,100,000	3,173,625
TransDigm, Inc.
5.50%, 10/15/2020	500,000	503,750
6.00%, 07/15/2022	370,000	378,325
Triumph Group, Inc. 4.875%, 04/01/2021	1,040,000	1,021,800
		15,077,928
Automotive – 2.06%
American Axle & Manufacturing, Inc.
7.75%, 11/15/2019	1,904,000	2,042,040
6.625%, 10/15/2022	1,310,000	1,357,487
Dana, Inc. 6.00%, 09/15/2023	1,285,000	1,334,472
IHO Verwaltungs GmbH 4.125% Cash or
5.00% PIK, 09/15/2021 (b)(c)(d)(k)	3,025,000	2,972,063
Penske Automotive Group, Inc.
5.75%, 10/01/2022	3,379,000	3,465,587
		11,171,649
Beverage & Food – 0.80%
B&G Foods, Inc. 4.625%, 06/01/2021	2,624,000	2,610,880
Darling Ingredients, Inc.
5.375%, 01/15/2022	1,400,000	1,426,250
TreeHouse Foods, Inc. 4.875%, 03/15/2022	285,000	285,000
		4,322,130
Building & Construction – 1.46%
Lennar Corp.
4.125%, 12/01/2018	950,000	955,937
6.25%, 12/15/2021 (c)(d)	602,000	639,625
4.75%, 11/15/2022	2,550,000	2,575,500
M/I Homes, Inc. 6.75%, 01/15/2021	1,375,000	1,421,406

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 86.24% (i) – Continued

Building & Construction – 1.46% – Continued
Toll Brothers Finance Corp.
6.75%, 11/01/2019	$350,000	$366,188
TRI Pointe Group, Inc. 4.875%, 07/01/2021	150,000	151,358
TRI Pointe Group, Inc. / TRI Pointe
Homes, Inc. 4.375%, 06/15/2019	1,800,000	1,813,500
		7,923,514
Building Materials – 1.35%
American Builders & Contractors Supply
Co., Inc. 5.625%, 04/15/2021 (c)(d)	1,995,000	2,032,406
Ply Gem Industries, Inc. 6.50%, 02/01/2022	1,325,000	1,366,771
Summit Materials, LLC / Summit
Materials Finance Corp.
8.50%, 04/15/2022	1,985,000	2,148,762
6.125%, 07/15/2023	1,725,000	1,768,125
		7,316,064
Chemicals – 2.92%
Blue Cube Spinco, Inc. 9.75%, 10/15/2023	1,250,000	1,439,438
Consolidated Energy Finance S.A.
6.75%, 10/15/2019 (b)(c)(d)	1,824,000	1,846,800
Huntsman International, LLC
4.875%, 11/15/2020	2,000,000	2,045,000
Platform Specialty Products Corp.
6.50%, 02/01/2022 (c)(d)	1,700,000	1,731,875
PQ Corp. 6.75%, 11/15/2022 (c)(d)	3,185,000	3,360,175
Tronox Finance, LLC
7.50%, 03/15/2022 (c)(d)	2,575,000	2,673,152
Univar USA, Inc. 6.75%, 07/15/2023 (c)(d)	2,600,000	2,694,250
		15,790,690
Consumer Products – 1.56%
Central Garden & Pet Co.
6.125%, 11/15/2023	1,275,000	1,337,156
Griffon Corp. 5.25%, 03/01/2022	1,050,000	1,058,190
Kronos Acquisition Holdings, Inc.
9.00%, 08/15/2023 (b)(c)(d)	1,000,000	952,500

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 86.24% (i) – Continued

Consumer Products – 1.56% – Continued
Mattel, Inc. 2.350%, 05/06/2019	$725,000	$712,312
Prestige Brands, Inc.
5.375%, 12/15/2021 (c)(d)	4,370,000	4,408,238
		8,468,396
Environmental – 2.57%
Clean Harbors, Inc.
5.25%, 08/01/2020	1,882,000	1,891,410
5.125%, 06/01/2021	1,400,000	1,421,000
Covanta Holding Corp. 6.375%, 10/01/2022	2,597,000	2,648,940
GFL Environmental, Inc.
9.875%, 02/01/2021 (b)(c)(d)	3,995,000	4,224,713
5.625%, 05/01/2022 (b)(c)(d)	3,730,000	3,748,650
		13,934,713
Finance – Banking – 1.59%
Ally Financial, Inc.
4.75%, 09/10/2018	1,325,000	1,338,515
3.50%, 01/27/2019	500,000	501,875
8.00%, 03/15/2020	4,925,000	5,306,687
CIT Group, Inc. 4.125%, 03/09/2021	1,480,000	1,491,100
		8,638,177
Finance – Insurance – 0.24%
HUB International, Ltd.
7.875%, 10/01/2021 (c)(d)	1,260,000	1,305,675

Finance – Services – 7.05%
Aircastle, Ltd.
6.25%, 12/01/2019 (b)	3,200,000	3,336,000
7.625%, 04/15/2020 (b)	1,430,000	1,535,462
5.50%, 02/15/2022 (b)	180,000	188,550
Alliance Data Systems Corp.
6.375%, 04/01/2020 (c)(d)	2,350,000	2,350,000
5.875%, 11/01/2021 (c)(d)	2,500,000	2,556,250
DAE Funding, LLC
4.00%, 08/01/2020 (c)(d)	3,000,000	2,932,500

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 86.24% (i) – Continued

Finance – Services – 7.05% – Continued
Lincoln Finance, Ltd.
7.375%, 04/15/2021 (b)(c)(d)	$2,050,000	$2,124,313
Nationstar Mortgage, LLC /
Nationstar Capital Corp.
6.50%, 08/01/2018	1,625,000	1,634,141
9.625%, 05/01/2019	380,000	387,220
7.875%, 10/01/2020	1,725,000	1,763,812
6.50%, 07/01/2021	1,010,000	1,027,675
Navient Corp.
8.450%, 06/15/2018	3,500,000	3,538,500
5.50%, 01/15/2019	600,000	608,100
8.00%, 03/25/2020	875,000	931,875
6.50%, 06/15/2022	1,175,000	1,216,125
OneMain Financial Holdings, LLC
7.25%, 12/15/2021 (c)(d)	4,385,000	4,546,697
Springleaf Finance Corp.
6.125%, 05/15/2022	475,000	485,260
Starwood Property Trust, Inc.
3.625%, 02/01/2021 (c)(d)	645,000	635,325
5.00%, 12/15/2021	4,390,000	4,488,775
VFH Parent, LLC / Orchestra Co-Issuer, Inc.
6.75%, 06/15/2022 (c)(d)	1,797,000	1,902,574
		38,189,154
Food & Drug Retailers – 0.85%
Rite Aid Corp.
9.25%, 03/15/2020	1,850,000	1,855,087
6.75%, 06/15/2021	2,670,000	2,733,413
		4,588,500
Forestry & Paper – 0.23%
Cascades, Inc. 5.50%, 07/15/2022 (b)(c)(d)	1,235,000	1,248,894

Gaming – 2.34%
Boyd Gaming Corp. 6.875%, 05/15/2023	3,589,000	3,799,854
Eldorado Resorts, Inc. 7.00%, 08/01/2023	1,250,000	1,327,187

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 86.24% (i) – Continued

Gaming – 2.34% – Continued
GLP Capital L.P. / GLP Financing II, Inc.
4.375%, 11/01/2018	$1,400,000	$1,409,632
International Game Technology Plc
5.625%, 02/15/2020 (b)(c)(d)	428,000	440,840
MGM Resorts International
8.625%, 02/01/2019	2,500,000	2,623,675
6.75%, 10/01/2020	1,780,000	1,895,700
7.75%, 03/15/2022	1,050,000	1,170,750
		12,667,638
General Industrial Manufacturing – 2.02%
Actuant Corp. 5.625%, 06/15/2022	1,225,000	1,243,375
Anixter, Inc. 5.625%, 05/01/2019	2,500,000	2,562,500
EnPro Industries, Inc. 5.875%, 09/15/2022	2,185,000	2,269,668
Gates Global LLC / Gates Global Co.
6.00%, 07/15/2022 (c)(d)	1,305,000	1,326,337
Oshkosh Corp. 5.375%, 03/01/2022	1,750,000	1,793,750
WESCO Distribution, Inc.
5.375%, 12/15/2021	1,725,000	1,759,500
		10,955,130
Healthcare – 12.87%
Acadia Healthcare Co., Inc.
6.125%, 03/15/2021	1,325,000	1,344,875
5.625%, 02/15/2023	3,944,000	4,013,020
Air Medical Group Holdings, Inc.
6.375%, 05/15/2023 (c)(d)	1,300,000	1,238,250
Centene Corp. 5.625%, 02/15/2021	6,570,000	6,767,100
DaVita HealthCare Partners, Inc.
5.75%, 08/15/2022	4,815,000	4,945,005
Eagle Holding Co. II, LLC 7.625% Cash
or 8.00% PIK, 05/15/2022 (a)(c)(d)(k)	4,090,000	4,130,900
Envision Healthcare Corp.
5.125%, 07/01/2022 (c)(d)	3,587,000	3,587,000

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 86.24% (i) – Continued

Healthcare – 12.87% – Continued
HCA, Inc.
4.25%, 10/15/2019	$1,275,000	$1,287,750
6.50%, 02/15/2020	4,975,000	5,229,968
6.25%, 02/15/2021	500,000	526,250
7.50%, 02/15/2022	2,000,000	2,202,500
5.875%, 03/15/2022	1,875,000	1,980,469
Hill-Rom Holdings, Inc.
5.75%, 09/01/2023 (c)(d)	1,483,000	1,542,320
Jaguar Holding Co II / Pharmaceutical
Product Development, LLC
6.375%, 08/01/2023 (c)(d)	2,030,000	2,057,912
Mallinckrodt International Finance S.A.
4.875%, 04/15/2020 (b)(c)(d)	1,080,000	1,031,400
Molina Healthcare, Inc.
5.375%, 11/15/2022 (e)	1,225,000	1,215,812
Polaris Intermediate Corp. 8.50% Cash or
9.00% PIK, 12/01/2022 (a)(c)(d)(k)	3,010,000	3,077,755
RegionalCare Hospital Partners Holdings,
Inc. 8.25%, 05/01/2023 (c)(d)	625,000	653,125
Sabra Health Care L.P. / Sabra Capital Corp.
5.50%, 02/01/2021	1,500,000	1,530,488
Sotera Health Holdings LLC
6.50%, 05/15/2023 (c)(d)	1,550,000	1,565,500
Sotera Health Topco, Inc. 8.125% Cash or
9.00% PIK, 11/01/2021 (c)(d)(k)	3,735,000	3,763,013
Tenet Healthcare Corp.
4.50%, 04/01/2021	1,500,000	1,494,375
4.375%, 10/01/2021	1,500,000	1,481,250
7.50%, 01/01/2022 (c)(d)	3,175,000	3,357,563
8.125%, 04/01/2022	1,620,000	1,694,925
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/2021 (b)	850,000	800,689
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/2020	1,375,000	1,303,621
Teva Pharmaceutical Finance Netherlands
III B.V. 6.00%, 04/15/2024 (b)(c)(d)	1,485,000	1,443,998

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 86.24% (i) – Continued

Healthcare – 12.87% – Continued
Teva Pharmaceutical Finance Netherlands
III BV 2.200%, 07/21/2021 (b)	$1,800,000	$1,622,164
Universal Hospital Services, Inc.
7.625%, 08/15/2020	1,240,000	1,255,500
Valeant Pharmaceuticals International
7.25%, 07/15/2022 (b)(c)(d)	360,000	361,350
Valeant Pharmaceuticals International, Inc.
6.75%, 08/15/2021 (b)(c)(d)	1,205,000	1,212,531
		69,718,378
Hotels – 0.39%
RHP Hotel Properties L.P. / RHP
Finance Corp. 5.00%, 04/15/2021	2,100,000	2,126,250

Leisure & Entertainment – 0.54%
AMC Entertainment Holdings, Inc.
5.875%, 02/15/2022	1,435,000	1,458,319
NAI Entertainment Holdings / NAI
Entertainment Holdings Finance Corp.
5.00%, 08/01/2018 (c)(d)	1,475,000	1,477,950
		2,936,269
Media – Broadcast – 3.39%
Nexstar Broadcasting, Inc.
6.125%, 02/15/2022 (c)(d)	2,350,000	2,425,670
Sinclair Television Group, Inc.
5.375%, 04/01/2021	1,925,000	1,946,656
6.125%, 10/01/2022	750,000	771,563
TEGNA, Inc.
5.125%, 10/15/2019	879,000	886,691
5.125%, 07/15/2020	4,530,000	4,596,093
Tribune Media Co. 5.875%, 07/15/2022	2,400,000	2,445,000
Univision Communications, Inc.
6.75%, 09/15/2022 (c)(d)	5,110,000	5,282,462
		18,354,135

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 86.24% (i) – Continued

Media – Cable – 8.08%
Cable ONE, Inc. 5.75%, 06/15/2022 (c)(d)	$1,925,000	$1,968,313
Cablevision Systems Corp.
8.00%, 04/15/2020	4,485,000	4,740,084
CCO Holdings, LLC / CCO Holdings
Capital Corp. 5.25%, 09/30/2022	4,700,000	4,779,359
Cequel Communications Holdings I,
LLC / Cequel Capital Corp.
6.375%, 09/15/2020 (c)(d)	3,181,000	3,244,715
5.125%, 12/15/2021 (c)(d)	2,490,000	2,493,113
5.125%, 12/15/2021 (c)(d)	1,575,000	1,580,906
CSC Holdings, LLC
7.625%, 07/15/2018	800,000	815,760
6.75%, 11/15/2021	800,000	835,000
10.125%, 01/15/2023 (c)(d)	3,125,000	3,476,562
DISH DBS Corp.
7.875%, 09/01/2019	2,420,000	2,534,950
5.125%, 05/01/2020	425,000	426,105
6.75%, 06/01/2021	5,200,000	5,245,500
5.875%, 07/15/2022	1,130,000	1,084,800
GCI, Inc. 6.75%, 06/01/2021	3,441,000	3,488,314
Mediacom Broadband, LLC / Mediacom
Broadband Corp. 5.50%, 04/15/2021	2,547,000	2,566,103
Midcontinent Communications /
Midcontinent Finance Corp.
6.875%, 08/15/2023 (c)(d)	1,895,000	2,001,594
Netflix, Inc. 5.375%, 02/01/2021	1,500,000	1,560,000
Radiate Holdco LLC / Radiate Finance, Inc.
6.875%, 02/15/2023 (c)(d)	715,000	695,338
Virgin Media Finance PLC
6.375%, 04/15/2023 (b)(c)(d)	236,000	240,720
		43,777,236
Media Diversified & Services – 1.54%
National CineMedia, LLC
6.00%, 04/15/2022	1,778,000	1,804,670

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 86.24% (i) – Continued

Media Diversified & Services – 1.54% – Continued
Nielsen Finance, LLC / Nielsen Finance Co.
4.50%, 10/01/2020	$600,000	$602,130
5.50%, 10/01/2021 (b)(c)(d)	4,550,000	4,623,937
Outfront Media Capital LLC / Outfront
Media Capital Corp. 5.25%, 02/15/2022	1,275,000	1,302,094
		8,332,831
Metals & Mining Excluding Steel – 1.69%
FMG Resources August 2006 Pty Ltd.
5.125%, 03/15/2023 (b)(c)(d)	800,000	796,520
FMG Resources Pty, Ltd.
9.75%, 03/01/2022 (b)(c)(d)	3,025,000	3,335,062
4.75%, 05/15/2022 (b)(c)(d)	1,550,000	1,536,438
Freeport-McMoRan, Inc.
6.75%, 02/01/2022	1,525,000	1,576,469
Lundin Mining Corp.
7.875%, 11/01/2022 (b)(c)(d)	1,500,000	1,591,875
Teck Resources Ltd.
8.50%, 06/01/2024 (b)(c)(d)	266,000	296,244
		9,132,608
Non-Food & Drug Retailers – 1.77%
Dollar Tree, Inc. 5.75%, 03/01/2023	2,420,000	2,530,594
Michaels Stores, Inc.
5.875%, 12/15/2020 (c)(d)	3,692,000	3,742,765
QVC, Inc. 3.125%, 04/01/2019	2,085,000	2,084,364
William Carter Co. 5.25%, 08/15/2021	1,175,000	1,202,172
		9,559,895
Oil & Gas – 0.67%
Oasis Petroleum, Inc. 6.50%, 11/01/2021	1,300,000	1,322,750
Range Resources Corp. 5.75%, 06/01/2021	1,650,000	1,691,250
Rowan Cos., Inc. 7.875%, 08/01/2019	590,000	610,650
		3,624,650

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 86.24% (i) – Continued

Packaging – 5.61%
ARD Finance SA 7.125% Cash or
8.00% PIK, 09/15/2023 (b)(k)	$524,000	$544,305
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
6.00%, 06/30/2021 (b)(c)(d)	7,540,000	7,719,075
Berry Global, Inc. 6.00%, 10/15/2022	3,070,000	3,181,287
Greif, Inc. 7.75%, 08/01/2019	1,825,000	1,920,813
Reynolds Group Issuer, Inc. /
Reynolds Group Issuer, LLC /
Reynolds Group Issuer Lu
5.75%, 10/15/2020	7,534,812	7,638,416
6.875%, 02/15/2021	1,351,495	1,371,768
5.222% (3 Month LIBOR USD + 3.50%),
07/15/2021 (a)(c)(d)	650,000	659,750
Signode Industrial Group Lux S.A.
6.375%, 05/01/2022 (c)(d)	4,477,000	4,622,503
Silgan Holdings, Inc.
5.00%, 04/01/2020	462,000	463,340
5.50%, 02/01/2022	2,250,000	2,297,812
		30,419,069
Printing & Publishing – 0.27%
Harland Clarke Holdings Corp.
8.375%, 08/15/2022 (c)(d)	1,455,000	1,484,100

Real Estate Development & Management – 0.31%
Realogy Group, LLC /
Realogy Co-Issuer Corp.
4.50%, 04/15/2019 (c)(d)	1,300,000	1,309,750
5.25%, 12/01/2021 (c)(d)	380,000	382,489
		1,692,239
Reits – 0.18%
VICI Properties 1, LLC / VICI FC, Inc.
8.00%, 10/15/2023	883,582	982,985

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 86.24% (i) – Continued

Steel Producers & Products – 0.89%
BlueScope Steel Finance, Ltd. /
BlueScope Steel Finance USA, LLC
6.50%, 05/15/2021 (b)(c)(d)	$2,625,000	$2,728,609
Steel Dynamics, Inc.
5.125%, 10/01/2021	255,000	259,768
5.25%, 04/15/2023	219,000	222,559
Zekelman Industries, Inc.
9.875%, 06/15/2023 (c)(d)	1,455,000	1,604,138
		4,815,074
Support – Services – 2.36%
CoreCivic, Inc. 4.125%, 04/01/2020	1,250,000	1,259,375
FTI Consulting, Inc. 6.00%, 11/15/2022	2,275,000	2,343,250
Garda World Security Corp.
7.25%, 11/15/2021 (b)(c)	1,000,000	1,012,500
GEO Group, Inc. 5.875%, 01/15/2022	2,955,000	3,051,037
Hertz Corp. 7.625%, 06/01/2022 (c)(d)	1,145,000	1,165,038
Iron Mountain, Inc.
4.375%, 06/01/2021 (c)(d)	900,000	906,750
IRON MTN INC DEL 6.00%, 08/15/2023	1,539,000	1,598,421
Williams Scotsman International, Inc.
7.875%, 12/15/2022 (c)(d)	1,410,000	1,461,994
		12,798,365
Technology – 3.99%
CDK Global, Inc. 3.80%, 10/15/2019 (e)	1,575,000	1,582,875
CommScope, Inc. 5.00%, 06/15/2021 (c)(d)	2,000,000	2,035,000
Dell International, LLC / EMC Corp.
5.875%, 06/15/2021 (c)(d)	4,040,000	4,161,200
EMC Corp. 3.375%, 06/01/2023	1,000,000	923,450
First Data Corp.
5.375%, 08/15/2023 (c)(d)	1,300,000	1,326,000
7.00%, 12/01/2023 (c)(d)	1,265,000	1,331,033
Infor Software Parent LLC / Infor
Software Parent, Inc. 7.125% Cash or
8.00% PIK, 05/01/2021 (c)(d)(k)	1,340,000	1,358,948
Infor US, Inc. 5.75%, 08/15/2020 (c)(d)	1,925,000	1,965,906

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 86.24% (i) – Continued

Technology – 3.99% – Continued
Microsemi Corp. 9.125%, 04/15/2023 (c)(d)	$3,260,000	$3,638,975
NCR Corp.
4.625%, 02/15/2021	950,000	947,625
5.875%, 12/15/2021	1,325,000	1,353,156
NXP B.V. / NXP Funding, LLC
4.125%, 06/01/2021 (b)(c)(d)	1,000,000	1,012,500
		21,636,668
Telecommunications – Satellites – 1.35%
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	1,723,000	1,781,151
7.625%, 06/15/2021	4,500,000	4,846,140
Inmarsat Finance PLC
4.875%, 05/15/2022 (b)(c)(d)	684,000	668,610
		7,295,901
Telecommunications – Wireline/Wireless – 5.72%
Altice Financing S.A.
6.625%, 02/15/2023 (b)(c)(d)	1,250,000	1,240,625
Altice Luxembourg S.A.
7.75%, 05/15/2022 (b)(c)(d)	1,450,000	1,352,110
CenturyLink, Inc.
5.625%, 04/01/2020	2,425,000	2,452,281
6.450%, 06/15/2021	1,050,000	1,076,250
5.80%, 03/15/2022	1,140,000	1,118,625
Cogent Communications Finance, Inc.
5.625%, 04/15/2021 (c)(d)	675,000	680,062
Equinix, Inc.
5.375%, 01/01/2022	603,000	622,598
5.375%, 04/01/2023	2,450,000	2,514,312
Frontier Communications Corp.
7.125%, 03/15/2019	1,100,000	1,104,125
Level 3 Financing, Inc. 6.125%, 01/15/2021	2,100,000	2,126,250
Level 3 Parent, LLC 5.75%, 12/01/2022	2,600,000	2,600,000
SFR Group S.A. 6.00%, 05/15/2022 (b)(c)(d)	1,950,000	1,908,524
SoftBank Group Corp.
4.50%, 04/15/2020 (b)(c)(d)	600,000	613,380

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 86.24% (i) – Continued

Telecommunications – Wireline/Wireless – 5.72% – Continued
Sprint Communications, Inc.
9.00%, 11/15/2018 (c)(d)	$700,000	$722,750
6.90%, 05/01/2019	2,085,000	2,152,763
7.00%, 08/15/2020	4,800,000	5,004,000
Sprint Corp. 7.25%, 09/15/2021	1,200,000	1,243,500
T-Mobile USA, Inc. 6.00%, 03/01/2023	208,000	216,840
Zayo Group LLC / Zayo Capital, Inc.
6.00%, 04/01/2023	2,174,000	2,244,655
		30,993,650
Transportation Excluding Air & Rail – 0.54%
XPO Logistics, Inc. 6.50%, 06/15/2022 (c)(d)	2,820,000	2,918,700

Utilities – Electric – 1.52%
AES Corp.
4.00%, 03/15/2021	895,000	900,593
4.50%, 03/15/2023	995,000	1,014,353
Calpine Corp. 6.00%, 01/15/2022 (c)(d)	2,300,000	2,367,045
Dynegy, Inc. 7.375%, 11/01/2022	2,443,000	2,580,419
NRG Energy, Inc. 6.25%, 07/15/2022	1,340,000	1,386,498
		8,248,908
Utilities – Gas – 2.74%
Blue Racer Midstream LLC / Blue Racer
Finance Corp. 6.125%, 11/15/2022 (c)(d)	1,000,000	1,022,500
DCP Midstream Operating LP
5.350%, 03/15/2020 (c)(d)	765,000	789,862
Genesis Energy L.P. / Genesis Energy
Finance Corp. 6.75%, 08/01/2022	1,054,000	1,086,938
NGL Energy Partners L.P. / NGL Energy
Finance Corp. 5.125%, 07/15/2019	3,075,000	3,075,000
NGPL PipeCo, LLC
4.375%, 08/15/2022 (c)(d)	2,390,000	2,384,025
NuStar Logistics, L.P.
8.40%, 04/15/2018 (e)	2,350,000	2,354,406
4.80%, 09/01/2020	300,000	301,125
6.75%, 02/01/2021	500,000	520,625

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 86.24% (i) – Continued

Utilities – Gas – 2.74% – Continued
Rockies Express Pipeline, LLC
6.85%, 07/15/2018 (c)(d)	$1,885,000	$1,904,039
6.00%, 01/15/2019 (c)(d)	1,350,000	1,380,375
		14,818,895
TOTAL CORPORATE BONDS
(Cost $469,381,982)		467,265,058

BANK LOANS – 11.57% (j)

Aerospace & Defense – 0.34%
TransDigm, Inc. 4.707% (1-3 Month
LIBOR USD + 2.50%), 08/22/2024 (a)	1,823,720	1,831,698

Automotive – 0.93%
Camping World 4.756%, 11/23/2023 (a)(h)(l)	2,500,000	2,509,900
Mavis Tire Express Services Corp.
5.072% (1 Month LIBOR USD + 3.25%),
03/20/2025 (a)	2,155,006	2,159,046
5.161% (1 Month LIBOR USD + 3.25%),
03/20/2025 (a)(g)(l)	344,994	345,641
		5,014,587
Beverage & Food – 0.13%
Allflex Holdings III, Inc. 5.138% (6 Month
LIBOR USD + 3.25%), 07/17/2020 (a)	676,962	682,181

Building Materials – 0.23%
Quikrete Holdings, Inc. 4.627% (1 Month
LIBOR USD + 2.75%), 11/15/2023 (a)	1,253,133	1,259,969

Chemicals – 0.16%
Nexeo Solutions, LLC 5.266% (3 Month
LIBOR USD + 3.25%), 12/31/2024 (a)	884,340	894,567

Consumer Products – 0.46%
Alphabet Holding Co., Inc. 5.377% (1 Month
LIBOR USD + 3.50%), 08/15/2024 (a)	1,490,006	1,392,411

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 11.57% (j) – Continued

Consumer Products – 0.46% – Continued
KIK Custom Products, Inc. 5.875% (1 Month
LIBOR USD + 4.00%), 08/26/2022 (a)	$1,080,045	$1,092,114
		2,484,525
Environmental – 0.20%
Granite Acquisition, Inc.
5.195% (3 Month LIBOR USD + 3.50%),
12/17/2021 (a)	1,047,806	1,063,523
5.802% (3 Month LIBOR USD + 3.50%),
12/17/2021 (a)	26,107	26,499
		1,090,022
Finance – Insurance – 1.55%
Acrisure, LLC / Acrisure Finance, Inc.
5.991% (3 Month LIBOR USD + 4.25%),
11/22/2023 (a)	2,574,065	2,610,746
AssuredPartners, Inc.
5.26%, 10/22/2024 (a)(h)(l)	1,750,000	1,750,000
HUB International, Ltd. 4.839% (3 Month
LIBOR USD + 3.00%), 10/02/2020 (a)	1,717,602	1,728,578
USI, Inc. 5.302% (3 Month LIBOR
USD + 3.00%), 05/16/2024 (a)	2,288,500	2,295,182
		8,384,506
Finance – Services – 0.46%
Duff & Phelps Corp. 5.552% (1 Month
LIBOR USD + 3.25%), 02/13/2025 (a)(h)	2,500,000	2,511,875

Gaming – 0.76%
Amaya B.V. 5.802% (3 Month LIBOR
USD + 3.50%), 08/02/2021 (a)	2,259,328	2,272,319
Station Casinos, LLC 4.38% (1 Month
LIBOR USD + 2.50%), 06/08/2023 (a)	1,822,478	1,830,068
		4,102,387
General Industrial Manufacturing – 0.17%
EWT Holdings III Corp. 5.302% (3 Month
LIBOR USD + 3.00%), 12/14/2024 (a)	911,508	919,201

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 11.57% (j) – Continued

Healthcare – 1.10%
Air Medical Group Holdings, Inc.
4.936% (1 Month LIBOR USD + 3.25%),
04/28/2022 (a)	$2,469,253	$2,482,797
Amneal Pharmaceuticals, LLC
5.506% (LIBOR USD + 3.50%),
04/30/2025 (a)(h)(l)	2,500,000	2,504,688
Jaguar Holding Co. 4.60%
(1-3 Month LIBOR USD + 2.50%),
08/18/2022 (a)	979,849	984,390
		5,971,875
Leisure & Entertainment – 0.30%
Delta 2 Lux S.A.R.L. 4.377% (1 Month
LIBOR USD + 2.50%), 02/01/2024 (a)	1,625,890	1,624,874

Media – Broadcast – 0.22%
Univision Communications, Inc.
4.627% (1 Month LIBOR USD + 2.75%),
03/15/2024 (a)	1,187,093	1,169,910

Media – Cable – 0.48%
Atlantic Broadband 4.252% (1 Month
LIBOR USD + 2.375%), 08/09/2024 (a)	850,000	851,713
WideOpenWest Finance, LLC / WideOpenWest
Capital Corp. 5.104% (1 Month LIBOR
USD + 3.25%), 08/18/2023 (a)	1,808,641	1,773,607
		2,625,320
Media Diversified & Services – 0.61%
Ancestry.com Operations, Inc.
5.130% (1 Month LIBOR USD + 3.25%),
10/19/2023 (a)	1,100,400	1,107,828
Meredith Corp. 4.877% (1 Month
LIBOR USD + 3.00%), 01/31/2025 (a)	2,200,000	2,215,950
		3,323,778

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 11.57% (j) – Continued

Packaging – 0.53%
Industrial Container Services
5.38% (1 Month LIBOR USD + 3.50%),
04/29/2024 (a)	$1,244,567	$1,246,123
5.38% (1-3 Month LIBOR USD + 3.50%),
04/29/2024 (a)(g)	149,179	149,365
Signode Industrial Group Lux S.A.
6.50% (Prime + 1.75%), 04/30/2021 (a)	335,406	335,616
Titan Acquisition, Ltd. of Canada
5.056% (2 Month LIBOR USD + 3.00%),
04/30/2025 (a)(h)	1,150,000	1,149,281
		2,880,385
Support – Services – 1.81%
Asurion, LLC
4.627% (1 Month LIBOR USD + 2.75%),
08/04/2022 (a)	526,398	530,141
4.627% (1 Month LIBOR USD + 2.75%),
11/03/2023 (a)	187,318	188,797
Camelot Finance, LP 5.127% (1 Month
LIBOR USD + 3.25%), 10/03/2023 (a)	955,523	962,603
Coinmach Services 5.083% (3 Month
LIBOR USD + 3.25%), 11/14/2022 (a)	1,572,069	1,583,538
Garda World Security Corp. 5.511%
(Prime – 3 Month LIBOR USD + 3.497%),
05/24/2024 (a)(h)	637,530	644,504
Information Resources, Inc. 6.194% (3 Month
LIBOR USD + 4.25%), 01/18/2024 (a)	1,188,000	1,198,395
MoneyGram International, Inc.
5.552% (3 Month LIBOR USD + 3.25%),
03/27/2020 (a)	522,781	522,846
Tempo Acquisition, LLC 4.877% (1 Month
LIBOR USD + 3.00%), 05/01/2024 (a)	1,687,250	1,697,534
Trans Union, LLC 3.877% (1 Month LIBOR
USD + 2.00%), 04/07/2023 (a)	982,328	986,473
West Corp. 5.401% (1 Month LIBOR
USD + 3.50%), 10/10/2024 (a)(h)	1,500,000	1,504,057
		9,818,888

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 11.57% (j) – Continued

Technology – 1.13%
Micro Focus 4.148% (1 Month
LIBOR USD + 2.50%), 11/19/2021 (a)	$1,650,000	$1,634,531
Misys 5.484% (3 Month LIBOR
USD + 3.50%), 06/13/2024 (a)	995,000	995,189
Rackspace Hosting, Inc. 4.787% (3 Month
LIBOR USD + 3.00%), 11/30/2024 (a)	990,019	987,390
SolarWinds Holdings, Inc. 4.877% (1 Month
LIBOR USD + 3.00%), 02/28/2024 (a)	2,493,750	2,507,778
		6,124,888
TOTAL BANK LOANS
(Cost $62,366,352)		62,715,436

	Shares
SHORT-TERM INVESTMENTS – 4.02%

Money Market Fund – 4.02%
Fidelity Government Portfolio –
Institutional Class, 1.49% (f)	21,798,387	21,798,387
TOTAL SHORT-TERM INVESTMENTS
(Cost $21,798,387)		21,798,387
Total Investments (Cost $553,546,721) – 101.83%		551,778,881
Liabilities in Excess of Other Assets – (1.83%)		(9,926,705)
TOTAL NET ASSETS – 100.00%		$541,852,176

PIK	Payment-in-kind
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of March 31, 2018.
(b)	U.S. traded security of a foreign issuer.
(c)	Rule 144a Security.
(d)
The Fund’s Advisor has deemed these securities to be liquid based upon procedures approved by the Board of Trustees.  As of March 31, 2018 the value of these investments was $193,313,446 or 35.68% of net assets.

(e)	Represents a step bond. The rate shown represents the rate as of March 31, 2018.
(f)	Rate shown is the 7-day yield as of March 31, 2018.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2018 (Unaudited)

(g)	All or a portion of the loan is unfunded.
(h)	Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of March 31, 2018 the value of these investments was $12,942,301 or 2.39% of net assets.
(i)	All or a portion is posted as collateral for delayed settlement securities.
(j)
Bank loan positions may involve multiple underlying tranches.  In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.

(k)	Security has the ability to pay in kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(l)	Variable rate security. Final terms of the bank loan are not yet known, so reference index and spread information may not be presented.

The accompanying notes are an integral part of these financial statements.

SHENKMAN FUNDS

(This Page Intentionally Left Blank.)

SHENKMAN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2018 (Unaudited)

	Shenkman	Shenkman
	Floating	Short
	Rate High	Duration High
	Income Fund	Income Fund
ASSETS:
Investments, at value (cost $315,913,439
and $553,546,721)	$313,164,057	$551,778,881
Cash	2,400,934	3,220,487
Receivables
Securities sold	6,090,928	2,619,785
Interest	954,549	8,071,520
Fund shares sold	1,684,805	1,657,448
Prepaid expenses and other assets	10,787	70,517
Total Assets	324,306,060	567,418,638
LIABILITIES:
Payables
Securities purchased	21,098,210	17,405,820
Fund shares redeemed	5,609	6,975,266
Distributions	102,580	786,736
Advisory fees	75,433	228,175
Administration and accounting expenses	69,242	81,773
Audit	9,320	13,064
Transfer agent fees and expenses	5,263	13,896
Printing and mailing	2,029	94
Compliance fees	1,488	1,488
Legal	804	802
Shareholder servicing fees	590	17,630
Distribution fees	—	39,807
Custody fees	—	1,911
Other accrued expenses and other liabilities	553	—
Total Liabilities	21,371,121	25,566,462
NET ASSETS	$302,934,939	$541,852,176
NET ASSETS CONSIST OF:
Capital stock	$308,998,126	$544,471,539
Accumulated net investment income	640,307	198,724
Accumulated net realized loss on investments	(3,954,112)	(1,050,247)
Unrealized net depreciation on investments	(2,749,382)	(1,767,840)
Total Net Assets	$302,934,939	$541,852,176

The accompanying notes are an integral part of these financial statements.

SHENKMAN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES – Continued
March 31, 2018 (Unaudited)

	Shenkman	Shenkman
	Floating	Short
	Rate High	Duration High
	Income Fund	Income Fund
NET ASSETS
Class A:
Net assets applicable to outstanding
Class A shares	$—	$29,618,508
Shares issued and outstanding	—	2,973,851
Net asset value, redemption price per share	$—	$9.96
Maximum offering price per share
(net asset value divided by 97.00%)	$—	$10.27

Class C:
Net assets applicable to outstanding
Class C shares	$—	$11,345,255
Shares issued and outstanding	—	1,142,166
Net asset value, offering price
and redemption price per share	$—	$9.93

Class F:
Net assets applicable to outstanding
Class F shares	$6,867,941	$173,197,374
Shares issued and outstanding	704,481	17,429,140
Net asset value, offering price
and redemption price per share	$9.75	$9.94

Institutional Class:
Net assets applicable to outstanding
Institutional Class shares	$296,066,998	$327,691,039
Shares issued and outstanding	30,337,361	32,947,307
Net asset value, offering price
and redemption price per share	$9.76	$9.95

The accompanying notes are an integral part of these financial statements.

SHENKMAN FUNDS

STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2018 (Unaudited)

	Shenkman	Shenkman
	Floating	Short
	Rate High	Duration High
	Income Fund	Income Fund
INVESTMENT INCOME:
Interest income	$7,203,634	$10,896,880
Consent and term loan fee income	91,556	28,790
Total investment income	7,295,190	10,925,670
EXPENSES:
Investment advisory fees (Note 4)	777,707	1,494,679
Administration and accounting fees (Note 4)	230,301	253,666
Federal and state registration fees	22,081	44,542
Transfer agent fees and expenses (Note 4)	17,719	53,792
Audit fees	10,820	13,064
Custody fees (Note 4)	8,227	16,798
Trustees’ fees and expenses	7,006	7,914
Reports to shareholders	5,098	10,301
Chief Compliance Officer fees and expenses (Note 4)	4,488	4,488
Insurance expense	2,810	3,934
Legal fees	2,560	2,561
Service fees – Class A (Note 6)	—	5,553
Service fees – Class C (Note 6)	—	2,753
Service fees – Class F (Note 6)	1,504	71,201
Distribution fees – Class A (Note 5)	—	19,604
Distribution fees – Class C (Note 5)	—	56,733
Interest expense (Note 8)	—	697
Other expenses	6,472	7,593
Total expenses before
reimbursement from Advisor	1,096,793	2,069,873
Expense reimbursement from Advisor (Note 4)	(255,366)	(147,590)
Net expenses	841,427	1,922,283
NET INVESTMENT INCOME	6,453,763	9,003,387
NET REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain on investments	327,181	709,904
Change in unrealized appreciation/
(depreciation) on investments	16,694	(6,539,110)
Net realized and unrealized
gain/(loss) on investments	343,875	(5,829,206)
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$6,797,638	$3,174,181

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31,	Year Ended
	2018	September 30,
	(Unaudited)	2017
OPERATIONS:
Net investment income	$6,453,763	$11,776,896
Net realized gain on investments	327,181	1,754,181
Change in unrealized appreciation/
(depreciation) on securities	16,694	(563,795)
Net increase in net assets resulting from operations	6,797,638	12,967,282
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class F	(76,376)	(5,780)
Institutional Class	(6,170,672)	(11,601,915)
Total distributions	(6,247,048)	(11,607,695)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class F	7,324,909	683,499
Institutional Class	37,355,987	58,745,715
Proceeds from shares issued to
holders in reinvestment of dividends:
Class F	76,376	5,780
Institutional Class	5,528,068	10,768,321
Cost of shares redeemed:
Class F	(1,210,458)	—
Institutional Class	(63,866,343)	(19,765,917)
Net increase/(decrease) in net assets
derived from capital share transactions	(14,791,461)	50,437,398
TOTAL INCREASE/(DECREASE) IN NET ASSETS	(14,240,871)	51,796,985
NET ASSETS:
Beginning of period	317,175,810	265,378,825
End of period	$302,934,939	$317,175,810
Accumulated net investment
income, end of period	$640,307	$433,592
CHANGES IN SHARES OUTSTANDING:
Shares sold:
Class F	749,948	69,987
Institutional Class	3,814,695	6,008,147
Shares issued to holders as reinvestment of dividends:
Class F	7,820	593
Institutional Class	566,017	1,103,042
Shares redeemed:
Class F	(123,867)	—
Institutional Class	(6,520,038)	(2,025,267)
Net increase/(decrease) in shares outstanding	(1,505,425)	5,156,502

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31,	Year Ended
	2018	September 30,
	(Unaudited)	2017
OPERATIONS:
Net investment income	$9,003,387	$12,203,364
Net realized gain on investments	709,904	1,037,682
Change in unrealized appreciation/
(depreciation) on securities	(6,539,110)	2,594,669
Net increase in net assets
resulting from operations	3,174,181	15,835,715
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(271,525)	(290,940)
Class C	(128,140)	(226,796)
Class F	(2,537,495)	(3,025,799)
Institutional Class	(5,981,211)	(8,568,054)
Total distributions	(8,918,371)	(12,111,589)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class A	20,561,697	6,906,170
Class C	1,561,031	4,167,452
Class F	78,048,781	116,665,116
Institutional Class	58,391,423	281,729,316
Proceeds from shares issued to
holders in reinvestment of dividends:
Class A	115,476	184,434
Class C	65,219	110,060
Class F	937,676	1,510,727
Institutional Class	4,358,254	6,800,582
Cost of shares redeemed:
Class A	(3,213,567)	(3,572,472)
Class C	(1,701,863)	(3,760,911)
Class F	(43,447,407)	(48,809,438)
Institutional Class	(103,304,181)	(67,962,267)

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	Six Months Ended
	March 31,	Year Ended
	2018	September 30,
	(Unaudited)	2017
CAPITAL SHARE TRANSACTIONS – Continued:
Redemption fees retained:
Class A	$149	$671
Class C	130	—
Class F	782	4
Institutional Class	7,043	2,034
Net increase in net assets derived from
capital share transactions	12,380,643	293,971,478
TOTAL INCREASE IN NET ASSETS	6,636,453	297,695,604
NET ASSETS:
Beginning of period	535,215,723	237,520,119
End of period	$541,852,176	$535,215,723
Accumulated net investment
income, end of period	$198,724	$113,708
CHANGES IN SHARES OUTSTANDING:
Shares sold:
Class A	2,056,773	688,574
Class C	156,305	417,295
Class F	7,806,068	11,671,739
Institutional Class	5,830,019	28,172,107
Shares issued to holders as
reinvestment of dividends:
Class A	11,538	18,395
Class C	6,537	11,018
Class F	93,908	151,138
Institutional Class	435,915	679,559
Shares redeemed:
Class A	(320,322)	(356,255)
Class C	(170,316)	(376,159)
Class F	(4,345,593)	(4,887,353)
Institutional Class	(10,335,627)	(6,781,671)
Net increase in shares outstanding	1,225,205	29,408,387

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Class F
	Six Months		For the Period
	Ended		March 1, 2017*
	March 31,		through
	2018		September 30,
	(Unaudited)		2017
PER SHARE DATA:
Net asset value, beginning of period	$9.74		$9.82

Income from investment operations:
Net investment income	0.20		0.22
Net realized and unrealized loss on securities	(0.00	)^	(0.08)
Total from investment operations	0.20		0.14

Less distributions:
Dividends from net investment income	(0.19)		(0.22)
Total distributions	(0.19)		(0.22)

Net asset value, end of period	$9.75		$9.74

TOTAL RETURN	2.11	%†	1.46	%†

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$6,868		$688
Ratio of expenses to average net assets:
Before advisory fee waiver	0.81	%‡	0.81	%‡
After advisory fee waiver	0.63	%‡	0.64	%‡
Ratio of net investment income
to average net assets:
Before advisory fee waiver	4.06	%‡	3.81	%‡
After advisory fee waiver	4.24	%‡	3.98	%‡
Portfolio turnover rate	29	%†	74	%†

*	Commencement of operations.
†	Not Annualized.
‡	Annualized.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Institutional Class
	Six Months				October 15,
	Ended				2014*
	March 31,		Year Ended		through
	2018		September 30,		September 30,
	(Unaudited)		2017	2016	2015
PER SHARE DATA:
Net asset value, beginning of period	$9.75		$9.69	$9.67	$10.00

Income from investment operations:
Net investment income	0.21		0.39	0.42	0.41
Net realized and unrealized
gain/(loss) on securities	0.00	^	0.06	0.01	(0.34)
Total from
investment operations	0.21		0.45	0.43	0.07

Less distributions:
Dividends from net
investment income	(0.20)		(0.39)	(0.41)	(0.40)
Total distributions	(0.20)		(0.39)	(0.41)	(0.40)

Net asset value, end of period	$9.76		$9.75	$9.69	$9.67

TOTAL RETURN	2.14	%†	4.73%	4.63%	0.66	%†

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$296,067		$316,488	$265,379	$282,591
Ratio of expenses
to average net assets:
Before advisory fee waiver	0.70	%‡	0.70%	0.71%	0.72	%‡
After advisory fee waiver	0.54	%‡	0.54%	0.54%	0.54	%‡
Ratio of net investment income
to average net assets:
Before advisory fee waiver	3.99	%‡	3.90%	4.20%	4.26	%‡
After advisory fee waiver	4.15	%‡	4.06%	4.37%	4.44	%‡
Portfolio turnover rate	29	%†	74%	60%	70	%†

*	Commencement of operations.
†	Not Annualized.
‡	Annualized.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Class A
	Six Months						October 31,
	Ended						2012*
	March 31,						through
	2018		Year Ended September 30,				September 30,
	(Unaudited)		2017	2016	2015	2014	2013
PER SHARE DATA:
Net asset value,
beginning of period	$10.07		$9.98	$9.91	$10.10	$10.12	$10.00

Income from
investment operations:
Net investment income	0.14		0.28	0.29	0.27	0.30	0.25
Net realized and
unrealized gain/(loss)
on securities	(0.10)		0.08	0.06	(0.14)	(0.01)	0.13
Total from investment
operations	0.04		0.36	0.35	0.13	0.29	0.38

Less distributions:
Dividends from net
investment income	(0.15)		(0.27)	(0.28)	(0.30)	(0.30)	(0.26)
from net realized gains	—		—	—	(0.02)	(0.01)	—
Total distributions	(0.15)		(0.27)	(0.28)	(0.32)	(0.31)	(0.26)

Net asset value,
end of period	$9.96		$10.07	$9.98	$9.91	$10.10	$10.12

TOTAL RETURN	0.41	%†	3.65%	3.61%	1.25%	2.92%	3.79	%†

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (thousands)	$29,619		$12,341	$8,730	$4,853	$658	$72
Ratio of expenses
to average net assets:
Before advisory fee waiver	1.03	%‡	1.03%	1.24%	1.36%	1.73%	2.34	%‡
After advisory fee waiver	0.97	%‡	0.95%	0.98%	1.00%	1.00%	1.00	%‡
Ratio of net investment income
to average net assets:
Before advisory fee waiver	3.09	%‡	2.73%	2.69%	2.63%	1.84%	1.56	%‡
After advisory fee waiver	3.15	%‡	2.81%	2.95%	2.99%	2.56%	2.90	%‡
Portfolio turnover rate	38	%†	65%	53%	57%	57%	78	%†

*	Commencement of operations.
†	Not Annualized.
‡	Annualized.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Class C
	Six Months					January 28,
	Ended					2014*
	March 31,		Year Ended			through
	2018		September 30,			September 30,
	(Unaudited)		2017	2016	2015	2014
PER SHARE DATA:
Net asset value,
beginning of period	$10.04		$9.94	$9.88	$10.08	$10.23

Income from
investment operations:
Net investment income	0.11		0.21	0.22	0.22	0.18
Net realized and unrealized
gain/(loss) on securities	(0.11)		0.09	0.05	(0.17)	(0.14)
Total from
investment operations	—		0.30	0.27	0.05	0.04

Less distributions:
Dividends from net
investment income	(0.11)		(0.20)	(0.21)	(0.23)	(0.19)
from net realized gains	—		—	—	(0.02)	—
Total distributions	(0.11)		(0.20)	(0.21)	(0.25)	(0.19)

Net asset value,
end of period	$9.93		$10.04	$9.94	$9.88	$10.08

TOTAL RETURN	0.03	%†	3.01%	2.77%	0.45%	0.38	%†

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (thousands)	$11,345		$11,538	$10,913	$6,142	$2,086
Ratio of expenses
to average net assets:
Before advisory fee waiver	1.75	%‡	1.77%	1.99%	2.13%	2.49	%‡
After advisory fee waiver	1.70	%‡	1.68%	1.73%	1.75%	1.75	%‡
Ratio of net investment income
to average net assets:
Before advisory fee waiver	2.26	%‡	1.99%	1.95%	1.86%	1.24	%‡
After advisory fee waiver	2.31	%‡	2.08%	2.21%	2.24%	1.98	%‡
Portfolio turnover rate	38	%†	65%	53%	57%	57	%†

*	Commencement of operations.
†	Not Annualized.
‡	Annualized.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Class F
	Six Months						May 17,
	Ended						2013*
	March 31,						through
	2018		Year Ended September 30,				September 30,
	(Unaudited)		2017	2016	2015	2014	2013
PER SHARE DATA:
Net asset value,
beginning of period	$10.04		$9.95	$9.88	$10.08	$10.11	$10.16

Income from
investment operations:
Net investment income	0.16		0.29	0.31	0.31	0.32	0.12
Net realized and
unrealized gain/(loss)
on securities	(0.10)		0.09	0.06	(0.17)	—	(0.04)
Total from investment
operations	0.06		0.38	0.37	0.14	0.32	0.08

Less distributions:
Dividends from net
investment income	(0.16)		(0.29)	(0.30)	(0.32)	(0.34)	(0.13)
from net realized gains	—		—	—	(0.02)	(0.01)	—
Total distributions	(0.16)		(0.29)	(0.30)	(0.34)	(0.35)	(0.13)

Net asset value,
end of period	$9.94		$10.04	$9.95	$9.88	$10.08	$10.11

TOTAL RETURN	0.62	%†	3.89%	3.88%	1.41%	3.22%	0.77	%†

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (thousands)	$173,197		$139,324	$69,045	$35,917	$8,287	$10
Ratio of expenses
to average net assets:
Before advisory fee waiver	0.80	%‡	0.82%	0.98%	1.12%	1.55%	2.06	%‡
After advisory fee waiver	0.74	%‡	0.74%	0.73%	0.75%	0.75%	0.75	%‡
Ratio of net investment income
to average net assets:
Before advisory fee waiver	3.23	%‡	2.95%	2.95%	2.87%	2.64%	1.83	%‡
After advisory fee waiver	3.29	%‡	3.03%	3.20%	3.24%	3.44%	3.14	%‡
Portfolio turnover rate	38	%†	65%	53%	57%	57%	78	%†

*	Commencement of operations.
†	Not Annualized.
‡	Annualized.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Institutional Class
	Six Months						October 31,
	Ended						2012*
	March 31,						through
	2018		Year Ended September 30,				September 30,
	(Unaudited)		2017	2016	2015	2014	2013
PER SHARE DATA:
Net asset value,
beginning of period	$10.05		$9.96	$9.89	$10.08	$10.12	$10.00

Income from
investment operations:
Net investment income	0.17		0.30	0.31	0.33	0.32	0.29
Net realized and
unrealized gain/(loss)
on securities	(0.10)		0.09	0.07	(0.17)	—	0.12
Total from investment
operations	0.07		0.39	0.38	0.16	0.32	0.41

Less distributions:
Dividends from net
investment income	(0.17)		(0.30)	(0.31)	(0.33)	(0.35)	(0.29)
from net realized gains	—		—	—	(0.02)	(0.01)	—
Total distributions	(0.17)		(0.30)	(0.31)	(0.35)	(0.36)	(0.29)

Net asset value,
end of period	$9.95		$10.05	$9.96	$9.89	$10.08	$10.12

TOTAL RETURN	0.66	%†	3.97%	3.97%	1.60%	3.21%	4.12	%†

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (thousands)	$327,691		$372,013	$148,831	$64,581	$50,927	$28,547
Ratio of expenses
to average net assets:
Before advisory fee waiver	0.70	%‡	0.73%	0.88%	1.04%	1.60%	2.00	%‡
After advisory fee waiver	0.65	%‡	0.65%	0.65%	0.65%	0.65%	0.65	%‡
Ratio of net investment income
to average net assets:
Before advisory fee waiver	3.31	%‡	3.04%	3.04%	2.95%	2.30%	1.83	%‡
After advisory fee waiver	3.36	%‡	3.12%	3.27%	3.34%	3.25%	3.18	%‡
Portfolio turnover rate	38	%†	65%	53%	57%	57%	78	%†

*	Commencement of operations.
†	Not Annualized.
‡	Annualized.

The accompanying notes are an integral part of these financial statements.

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

The Shenkman Short Duration High Income Fund (the “Short Duration High Income Fund”) and the Shenkman Floating Rate High Income Fund (the “Floating Rate High Income Fund”) (each a “Fund” and collectively, the “Funds”) are diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.  The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

The Short Duration High Income Fund commenced operations on October 31, 2012. The Floating Rate High Income Fund commenced operations on October 15, 2014. The primary investment objective of the Funds is to seek a high level of current income.  Currently, the Short Duration High Income Fund offers Class A, Class C, Class F, and Institutional Class shares.  Class F shares became available for purchase on May 17, 2013, while Class C shares became available for purchase on January 28, 2014.

The Floating Rate High Income Fund offers Class F and Institutional Class shares. Institutional Class shares became available for purchase on October 15, 2014. The initial purchase included a transfer in-kind of securities and cash. The transfer in-kind was nontaxable, whereby the Fund issued 12,794,119 shares on October 15, 2014. The fair value and cost of securities, for tax purposes, received by the Fund was $127,869,966 and $129,652,584 respectively. In addition, the Fund received $1,871,223 of cash and interest receivable. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value. Currently, the Floating Rate High Income Fund offers Class F and Institutional Class shares.  Class F shares became available for purchase on March 1, 2017.

Each class of shares differs principally in its respective distribution expenses and sales charges.  Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2018 (Unaudited)

taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The tax returns of the Funds’ for the prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Securities Transactions, Income, and Distributions – Securities transactions are accounted for on the trade date.  Securities sold are determined on a specific identification process.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Each Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Funds’ shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to that Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to the Funds are typically allocated among the Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a Fund’s respective net assets, or by other equitable means.

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2018 (Unaudited)

Securities Purchased on a When-Issued Basis – The Funds may purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month. The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in the Funds’ NAV. During the period between purchase and settlement, no payment is made by the Funds and no interest accrues to the Funds. At the time of settlement, the market value of the security may be more or less than the purchase price.

Redemption Fees – The Funds charge a 1% redemption fee to shareholders who redeem shares held for 30 days or less.  Such fees are retained by the Funds and accounted for as an addition to paid-in capital.  During the six months ended March 31, 2018, the Short Duration High Income Fund retained $8,103 in redemption fees.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Derivatives – The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivatives instruments affect an entity’s result of operations and financial position.  During the six months ended March 31, 2018, the Funds did not hold any derivative instruments.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Bridge Loan Commitments – In connection with floating rate loan interests, the Funds may also enter into bridge loan commitments.  Bridge loan commitments may obligate the Funds to furnish temporary financing to a borrower until permanent financing can be arranged.  As of March 31, 2018, the Floating Rate High Income Fund had an outstanding bridge loan commitment of $790,000.  In connection with this commitment, the Floating Rate High Income Fund will earn a commitment fee, typically set as a percentage of the commitment amount.  Such fee income is recognized at time of settlement, and when recognized, is included in consent and term loan fee income in the Statement of Operations.

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2018 (Unaudited)

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of March 31, 2018, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis:

Each fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00pm EST).

Bank Loan Obligations – Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans.  These securities will generally be classified in Level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2018 (Unaudited)

service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  Debt securities having a maturity of 60 days or less are valued at the evaluated mean between the bid and asked price.  These securities will generally be classified in Level 2 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Securities – Short-term securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked price.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Funds.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  The Funds intend to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Funds’ investments in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees.  As of March 31, 2018, Shenkman Capital Management, Inc. (the “Advisor”) has determined that certain securities held by the Fund are considered liquid.  See the Schedule of Investments for additional information.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2018 (Unaudited)

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ securities as of March 31, 2018:

Floating Rate High Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Bank Loan
Obligations	$—	$254,101,456	$246,541	$254,347,997
Corporate
Bonds	—	31,067,303	—	31,067,303
Total Fixed
Income	—	285,168,759	246,541	285,415,300
Private
Placements
Finance and
Insurance	—	—	1,113,920	1,113,920
Utilities	—	—	21,263	21,263
Total Private
Placements	—	—	1,135,183	1,135,183
Common Stock
Manufacturing	688,402	—	—	688,402
Total
Common Stock	688,402	—	—	688,402
Short-Term
Investments	25,925,172	—	—	25,925,172
Total
Investments	$26,613,574	$285,168,759	$1,381,724	$313,164,057

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2018 (Unaudited)

Short Duration High Income Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate
Bonds	$—	$467,265,058	$—	$467,265,058
Bank Loan
Obligations	—	62,715,436	—	62,715,436
Total Fixed
Income	—	529,980,494	—	529,980,494
Short-Term
Investments	21,798,387	—	—	21,798,387
Total
Investments	$21,798,387	$529,980,494	$—	$551,778,881

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities.  Transfers between levels are recognized at March 31, 2018, the end of the reporting period.

The following is a reconciliation of each Fund’s Level 3 investments for which significant unobservable inputs were used in determining fair value.

Floating Rate High Income Fund

Level 3 Reconciliation Disclosure

	Private	Bank
	Placements	Loans	Total
Balance as of September 30, 2017	$573,378	$2,637,937	$3,211,315
Accrued discounts/premiums	—	2,493	2,493
Sales	—	(184,117)	(184,117)
Realized gain/(loss)	—	(247,417)	(247,417)
Change in unrealized
appreciation/(depreciation)	561,805	(72,355)	489,450
Loan terminations	—	(1,890,000)	(1,890,000)
Balance as of March 31, 2018	$1,135,183	$246,541	$1,381,724

Change in unrealized appreciation/(depreciation) during the
period for Level 3 investments held at March 31, 2018			$489,450

The Level 3 investments as of March 31, 2018 represented 0.46% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2018 (Unaudited)

Short Duration High Income Fund

Level 3 Reconciliation Disclosure

	Bank Loans	Total
Balance as of September 30, 2017	$2,380,000	$2,380,000
Loan terminations	(2,380,000)	(2,380,000)
Balance as of March 31, 2018	$—	$—

The Floating Rate High Income Fund and the Short Duration High Income Fund transferred $1,890,000 and $2,380,000, respectively, out of Level 3 due to the termination of various bridge loan commitments.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with Shenkman Capital Management, Inc. pursuant to which the Advisor is responsible for providing investment management services to each Fund.  The Advisor furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, Shenkman Capital Management, Inc. is entitled to a fee, computed daily and payable monthly based upon the average daily net assets of the Funds at the annual rates of:

Floating Rate High Income Fund	0.50%
Short Duration High Income Fund	0.55%

For the six months ended March 31, 2018, the Floating Rate High Income Fund and the Short Duration High Income Fund incurred $777,707 and $1,494,679, respectively, in advisory fees. Advisory fees payable to the Advisor at March 31, 2018, for the Floating Rate High Income Fund and the Short Duration High Income Fund were $75,433 and $228,175, respectively.  The amounts shown on the Statements of Assets and Liabilities are net amounts due to the Advisor.

Each Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Funds to the extent necessary to limit the Funds’ aggregate annual operating expenses (excluding Acquired Fund Fees and Expenses, taxes, interest, dividends in securities sold short, and extraordinary expenses) to the following amounts of the average daily net assets for each class of shares:

Floating Rate High Income Fund:

Class F	0.64%
Institutional Class	0.54%

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2018 (Unaudited)

Short Duration High Income Fund:

Class A	1.00%
Class C	1.75%
Class F	0.75%
Institutional Class	0.65%

Any such reduction made by the Advisor in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Advisor, if so requested by the Advisor, in any subsequent month in the three year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause a Fund to exceed the lesser of:  (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the six months ended March 31, 2018, the Advisor reduced its fees in the amount of $255,366 for the Floating Rate High Income Fund and in the amount of $147,590 for the Short Duration High Income Fund.  No amounts were reimbursed to the Advisor for either Fund.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the period of expiration are as follows:

	3/2019	3/2020	3/2021	Total
Floating Rate High
Income Fund	$471,500	$407,081	$512,847	$1,391,428
Short Duration High
Income Fund	356,499	349,404	309,363	1,015,266

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as each of the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant, Chief Compliance Officer and transfer agent to the Funds.  U.S. Bank N.A. an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.  For the six months ended March 31, 2018, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody and Chief Compliance Officer fees:

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2018 (Unaudited)

	Floating Rate	Short Duration
	High Income Fund	High Income Fund
Administration & accounting	$230,301	$253,666
Custody	8,227	16,798
Transfer agency(a)	14,953	44,086
Chief Compliance Officer	4,488	4,488

(a) Does not include out-of-pocket expenses

At March 31, 2018, the Funds had payables due to U.S. Bancorp Fund Services, LLC for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

	Floating Rate	Short Duration
	High Income Fund	High Income Fund
Administration & accounting	$69,242	$81,773
Custody	—	1,911
Transfer agency(a)	4,081	12,186
Chief Compliance Officer	1,488	1,488

(a) Does not include out-of-pocket expenses

Quasar Distributors, LLC (the “Distributor”) acts as each of the Fund’s principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of USBFS.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  A Trustee of the Trust was previously considered an Interested Trustee and an affiliate of USBFS and U.S. Bank N.A. Effective January 1, 2018, this same Trustee became an Independent Trustee.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Short Duration High Income Fund adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class A shares and up to 1.00% of the average net assets of the Fund’s Class C shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended March 31, 2018, the Short Duration High Income Fund incurred distribution expenses on their Class A and Class C shares of $19,604 and $56,733 respectively.

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2018 (Unaudited)

NOTE 6 – SHAREHOLDER SERVICING FEE

The Funds entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services.  As compensation for the provision of shareholder services, the Funds may pay servicing fees at an annual rate of 0.10% of the average daily net assets of the Class A, Class C, and Class F shares. Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of each Fund and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. For the six months ended March 31, 2018, the Floating Rate High Income Fund’s Class F shares incurred $1,504 in shareholder servicing fees. For the six months ended March 31, 2018, the Class A, Class C and Class F shares of the Short Duration High Income Fund incurred $5,553, $2,753 and $71,201 respectively, in shareholder servicing fees.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2018, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

	Purchases	Sales
Floating Rate High Income Fund	$88,442,842	$108,140,348
Short Duration High Income Fund	223,362,207	198,611,563

There were no purchases or sales of U.S. government obligations during the six months ended March 31, 2018. During the six months ended March 31, 2018, the Short Duration High Income Fund purchased two bonds from an affiliate of the Advisor in the amount of $1,159,878. The purchase transactions complied with Rule 17a-7 under the 1940 Act and the 17a-7 procedures adopted by the Trust.

NOTE 8 – LINE OF CREDIT

The Short Duration High Income Fund and the Floating Rate High Income Fund have a line of credit in the amount of $75,000,000 and $50,000,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2018 (Unaudited)

shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank N.A. During the six months ended March 31, 2018, the Floating Rate High Income did not draw upon its line of credit. During the six months ended March 31, 2018, the Short Duration High Income Fund had an outstanding average day balance of $32,418, a weighted average interest rate of 4.25% and paid $697 in interest. The maximum amount outstanding for the Short Duration High Income Fund during the six months ended March 31, 2018, was $5,737,000. At March 31, 2018, the Funds had no outstanding loan amounts.

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2017, the Funds’ most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Floating Rate	Short Duration
	High Income Fund	High Income Fund
Cost of investments(a)	$337,124,946	$528,929,010
Gross unrealized appreciation	3,759,702	5,105,005
Gross unrealized depreciation	(6,528,547)	(333,735)
Net unrealized appreciation	(2,768,845)	4,771,270
Undistributed ordinary income	433,592	113,708
Total distributable earnings	433,592	113,708
Other accumulated gains/(losses)	(4,278,524)	(1,760,151)
Total accumulated earnings/(losses)	$(6,613,777)	$3,124,827

(a)
The difference between book-basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales adjustments and tax adjustments related to the transfer-in-kind.

At September 30, 2017, the Funds had tax basis capital losses to offset future gains as follows:

	Capital Loss Carryover
	Long-Term	Short-Term	Total	Expiration Date
Floating Rate High
Income Fund	$2,419,506	$1,859,018	$4,278,524	No Expiration
Short Duration High
Income Fund	1,439,050	321,101	1,760,151	No Expiration

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2018 (Unaudited)

The tax character of distributions paid during the six months ended March 31, 2018, and the year ended September 30, 2017, were as follows:

Floating Rate High Income Fund

	Six Months Ended	Year Ended
	March 31, 2018	September 30, 2017
Ordinary income	$6,247,048	$11,607,695
Total distributions paid	$6,247,048	$11,607,695

Short Duration High Income Fund

	Six Months Ended	Year Ended
	March 31, 2018	September 30, 2017
Ordinary income	$8,918,371	$12,111,589
Total distributions paid	$8,918,371	$12,111,589

NOTE 10 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risk of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks. The following risks apply to all Funds.

Bank Loan Risk – A Fund’s investments in assignments of secured and unsecured bank loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, a Fund will depend primarily upon the creditworthiness of the borrower, whose financial condition may be troubled or highly leveraged, for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, such Fund’s share price could be adversely affected. A Fund may invest in loans that are rated by a nationally recognized statistical rating organization or are unrated, and may invest in loans of any credit quality, including “distressed” companies with respect to which there is a substantial risk of losing the entire amount invested. In addition, certain bank loans in which a Fund may invest may be illiquid and, therefore, difficult to value and/or sell at a price that is beneficial to the Funds. A Fund, as a participant in a loan, has no direct claim on the loan and would be a creditor of the lender, and not the borrower, in the event of a borrower’s insolvency or default. Transactions in many loans settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale (i.e., more than seven days after the sale). As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations until potentially a substantial period after the sale of the loans. In addition, loans are not registered under the federal

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2018 (Unaudited)

securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.

Credit Risk – A company may not be able to repay its debt. The Funds invest primarily in “high yield” securities and loans (i.e., rated below Baa3 or BBB- by one or more nationally recognized statistical rating organizations or are unrated but are of comparable credit quality to obligations rated below investment-grade). High yield securities and loans have greater credit risk than more highly rated debt obligations and have a greater possibility that an adverse change in the financial condition of the issuer or the economy may impair the ability of the issuer to make payments of principal and interest. Bankruptcy and similar laws applicable to issuers of the high yield securities and loans may also limit the amount of a Fund’s recovery if the issuer becomes insolvent. High yield securities and loans have historically experienced greater default rates than has been the case for investment-grade securities.

High Yield Risk – Bonds and loans rated below BBB by S&P or Baa by Moody’s (commonly referred to as “junk bonds or loans”) typically carry higher coupon rates than investment grade bonds, but also are described as speculative by both S&P and Moody’s and may be subject to greater market price fluctuations, less liquidity and greater risk of income or principal including greater possibility of default and bankruptcy of the issuer of such securities than more highly rated bonds and loans. Lower-rated bonds and loans also are more likely to be sensitive to adverse economic or company developments and more subject to price fluctuations in response to changes in interest rates. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit a Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets. During periods of economic downturn or rising interest rates, highly leveraged issuers of lower-rated securities may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

Interest Rate Risk – Bond prices generally rise when interest rates decline and decline when interest rates rise. The longer the duration of a bond, the more a change in interest rates affects the bond’s price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction. It is likely there will be less governmental action in the near future to maintain low interest rates, or that governmental actions will be less effective in maintaining low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant, including falling market values and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Other types of securities also may be adversely affected from an increase in interest rates.

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2018 (Unaudited)

Investment Risk – The Funds invest primarily in debt obligations issued by non-investment grade companies that may have significant risks as a result of business, financial, market or legal uncertainties. There can be no assurance that the Advisor will correctly evaluate the nature and magnitude of the various factors that could affect the value of, and return on, a Fund’s investments. Prices of the investments held by the Funds may be volatile, and a variety of other factors that are inherently difficult to predict, such as domestic or international economic and political developments, may significantly affect the results of a Fund’s activities and the value of its investments.

Liquidity Risk – Low or lack of trading volume may make it difficult to sell securities held by the Funds at quoted market prices. The Funds’ investments may at any time consist of significant amounts of securities that are thinly traded or for which no market exists. For example, the investments held by a Fund may not be liquid in all circumstances so that, in volatile markets, the Advisor may not be able to close out a position without incurring a loss. The foregoing risks may be accentuated when the Funds are required to liquidate positions to meet withdrawal requests. Additionally, floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Funds need to liquidate such loans. High yield bonds and loans generally trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which could have a negative impact on a Fund’s performance.

Market Risk – The prices of some or all of the securities in which the Funds invest may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers. There can be no assurance that what is perceived as an investment opportunity will not, in fact, result in substantial losses. There is more risk that prices will go down for investors investing over short time horizons.

Rule 144A Securities Risk – Rule 144A securities are purchased in transactions exempt from the registration requirements of the Securities Act of 1933, as amended, (the “Securities Act”) pursuant to Rule 144A of the Securities Act. Rule 144A securities may only be sold to qualified institutional buyers, such as the Funds. The market for Rule 144A securities typically is less active than the market for public securities. Rule 144A securities carry the risk that the trading market may not continue and the Funds might be unable to dispose of these securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.

SHENKMAN FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
March 31, 2018 (Unaudited)

At a meeting held on December 6-7, 2017, the Board (which is comprised of five persons, four of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Shenkman Capital Management, Inc. (the “Advisor”) on behalf of the Shenkman Short Duration High Income Fund (the “Short Duration Fund”) and the Shenkman Floating Rate High Income Fund (the “Floating Rate Fund”) (each, a “Fund,” and together, the “Funds”).  At this meeting, and at a prior meeting held on October 17-18, 2017, the Board received and reviewed substantial information regarding the Funds, the Advisor, and the services provided by the Advisor to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Advisor’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program and business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss the Funds’ performance and investment outlook as well as various marketing and compliance topics, including the Advisor’s risk management process.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

SHENKMAN FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Continued
March 31, 2018 (Unaudited)

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the performance of the Funds as of June 30, 2017 on both an absolute basis and in comparison to its peer funds utilizing Lipper and Morningstar classifications and appropriate securities benchmarks.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  The Board also took into account that each Fund’s track record is measured as of a specific date, and that track records can vary as of different measurement dates. Therefore, in reviewing a Fund that is currently underperforming, the Trustees also considered the broader perspective of the Fund’s performance over varying time periods, the market conditions experienced during the periods under review, as well as the outlook for the Fund going forward in light of expected market conditions. The Board noted that the Floating Rate Fund was newer, with less than three years of performance.  When reviewing each Fund’s performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Funds may differ significantly from funds in the peer universe.  The Trustees also discussed with the Advisor and considered that certain periods of underperformance may be transitory while other periods of underperformance may be reflective of broader issues that may warrant consideration of corrective action. The Board therefore took into account the Advisor’s views as to the reasons for each Fund’s relative performance against peers and benchmarks over various time periods and its future outlook for each Fund. In considering each Fund’s performance, the Trustees placed greater emphasis on performance against peers as opposed to the unmanaged benchmark indices.

Short Duration Fund: The Board noted that the Short Duration Fund’s performance, with regard to its Lipper comparative universe, was below its peer group median for all relevant periods.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was below its peer group median for all relevant periods.

The Board reviewed the performance of the Fund against broad-based securities market benchmarks.

The Board also considered any differences in performance between the Advisor’s similarly managed accounts and the performance of the Fund.

SHENKMAN FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Continued
March 31, 2018 (Unaudited)

Floating Rate Fund: The Board noted that the Floating Rate Fund’s performance, with regard to its Lipper comparative universe, was slightly above its peer group median for the one-year period and below its peer group median for the since inception period.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was below its peer group median for the one-year and since inception periods.

The Board reviewed the performance of the Fund against broad-based securities market benchmarks.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to the peer funds and the Advisor’s similarly managed separate accounts for other types of clients, as well as all expense waivers and reimbursements.  When reviewing fees charged to other separately managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

Short Duration Fund: The Board noted that the Advisor had contractually agreed to maintain annual expense ratios for the Fund of 1.00% for Class A shares, 1.75% for Class C shares, 0.75% for Class F shares, and 0.65% for Institutional Class shares (the “Expense Caps”).  The Board noted that the Fund’s total expense ratios, with regard to the Institutional Class shares and Class F shares were below the peer group median and average, with regard to the Class A shares were above the peer group median and below the peer group average, and with regard to the Class C shares were above the peer group median and average.  Additionally, the Board noted that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the Fund’s total expense ratios, with regard to the Institutional Class shares and Class F shares were below the peer group median and average, with regard to the Class A shares, were above the peer group median and below the peer group average and with regard to Class C shares were above the peer group median and average.  The Board noted that the Fund’s contractual advisory fee was below its peer group median and average, and below the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the

SHENKMAN FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Continued
March 31, 2018 (Unaudited)

Expense Caps, the advisory fees received by the Advisor from the Fund were below the peer group median and average.  The Board also took into consideration the services the Advisor provides to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were generally within the range of the fees charged to the Advisor’s similarly managed account clients.

Floating Rate Fund:  The Board noted that the Advisor had contractually agreed to maintain annual expense ratios for the Fund of 0.54% for Institutional Class shares and 0.64% for Class F shares (the “Expense Caps”).  The Board noted that the Fund’s total expense ratios for Institutional Class shares and Class F shares were below the peer group median and average.  Additionally, the Board noted that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the Fund’s total expense ratios, with regard to the Institutional Class shares and Class F shares, were below the peer group median and average.  The Board noted that the Fund’s contractual advisory fee was below its peer group median and average and below the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Caps, the advisory fees received by the Advisor from the Fund were significantly below the peer group median and average. The Board also took into consideration the services the Advisor provides to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were generally within the range of the fees charged to the Advisor’s similarly managed account clients.

The Board determined that it would continue to monitor the appropriateness of the advisory fees for the Funds and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders.  The Board further noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

SHENKMAN FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Continued
March 31, 2018 (Unaudited)

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds.  The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional benefits derived by the Advisor from its relationship with the Fund, such as Rule 12b-1 fees and shareholder servicing plan fees received from the Class A and Class C shares of the Short Duration Fund.  The Board also considered that the Funds do not generate “soft dollar” benefits that may be used by the Advisor in exchange for Fund brokerage.  The Board also reviewed information indicating that Fund shareholders may also have separate accounts with the Advisor but that the Advisor would refund advisory fees charged at the Fund-level to the similarly managed accounts, and therefore the Advisor was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Short Duration Fund and the Floating Rate Fund, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Advisor, including the advisory fees, was fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Short Duration Fund and the Floating Rate Fund would be in the best interest of each Fund and its shareholders.

SHENKMAN FUNDS

NOTICE TO SHAREHOLDERS
March 31, 2018 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-SHENKMAN (1-855-743-6562) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-SHENKMAN (1-855-743-6562). Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-855-SHENKMAN (1-855-743-6562).

Trustees and Officers

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling 1-855-SHENKMAN (1-855-743-6562) or by visiting the Fund’s website at www.shenkmanfunds.com.

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-SHENKMAN (1-855-743-6562) to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

SHENKMAN FUNDS

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
Shenkman Capital Management, Inc.
461 Fifth Avenue, 22nd Floor
New York, NY  10017

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(877) 273-8635

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY  10103

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

SJ-SEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)                      /s/ Douglas G. Hess
Douglas G. Hess, President/Chief Executive Officer/
Principal Executive Officer

Date      6/1/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/ Douglas G. Hess
Douglas G. Hess, President/Chief Executive Officer/
Principal Executive Officer

Date      6/1/2018

By (Signature and Title)                      /s/ Cheryl L. King
Cheryl L. King, Treasurer/Principal Financial Officer

Date      6/1/2018